                                                       Registration No. 333-____

   As filed with the Securities and Exchange Commission on September 11, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] PRE-EFFECTIVE AMENDMENT NO. _____

                     [ ] POST-EFFECTIVE AMENDMENT NO. _____

                               JOHN HANCOCK TRUST
               (Exact Name of Registrant as Specified in Charter)

                               601 Congress Street
                           Boston, Massachusetts 02210
                    (Address of Principal Executive Offices)

                                  617-663-3000
                  (Registrant's Area Code and Telephone Number)

                                 John D. Danello
                                    Secretary
                               John Hancock Trust
                               601 Congress Street
                           Boston, Massachusetts 02210
                     (Name and Address of Agent for Service)

                                   Copies to:

                              John W. Blouch, Esq.
                               Dykema Gossett PLLC
                                Franklin Square
                              1300 I Street, N.W.
                                 Suite 300 West
                             Washington, D.C. 20005

     Title of securities being registered: shares of beneficial interest ($.01 par value) of the Registrant.

     Approximate date of proposed public offering: as soon as practicable after this Registration Statement becomes effective.

     No filing fee is required because an indefinite number of shares of the Registrant have previously been registered pursuant to Section 24(f) under the Investment Company Act of 1940.

     It is proposed that this filing become effective on October 10, 2006 pursuant to Rule 488.

                                     PART A

                           INFORMATION REQUIRED IN THE
                           PROXY STATEMENT/PROSPECTUS

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                                                October 19, 2006

Dear Variable Annuity and Variable Life Contract Owners:

     A Special Meeting of Shareholders of John Hancock Trust (the "Trust") will be held at 601 Congress Street, Boston, Massachusetts 02210, on NOVEMBER 30, 2006 AT 10:00 A.M., EASTERN TIME (the "Meeting").

     At the Meeting, shareholders of two Trust Portfolios, the Mid Cap Core Trust and the Strategic Value Trust (collectively, the "Acquired Portfolios"), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of each Acquired Portfolio into the corresponding Portfolio of the Trust listed below (each, an "Acquiring Portfolio") (the "Reorganization"):

ACQUIRED PORTFOLIOS     ACQUIRING PORTFOLIOS
-------------------     --------------------
Mid Cap Core Trust      Mid Cap Index Trust
Strategic Value Trust   Large Cap Value Trust

     Under the Plan and with respect to each of the two combinations comprising the Reorganization: (i) the Acquiring Portfolio will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the shares of the Acquiring Portfolio will be distributed to the shareholders of the Acquired Portfolio; and
(iii) the Acquired Portfolio will liquidate and terminate. As a result, each shareholder of an Acquired Portfolio will become a shareholder of the corresponding Acquiring Portfolio. The total value of all shares of each Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of its corresponding Acquired Portfolio. The number of full and fractional shares of an Acquiring Portfolio received by a shareholder of an Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization. Holders of Series I, Series II and NAV shares of the Acquired Portfolios will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolios. If approved by shareholders of the Acquired Portfolios, the Reorganization is expected to occur as of the close of regularly scheduled trading on the New York Stock Exchange on December 1, 2006. All share classes of each Acquired Portfolio will vote in the aggregate and not by class with respect to the proposed Reorganization.

     The Board of Trustees of the Trust has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Portfolios. The Acquiring Portfolios have outperformed their corresponding Acquired Portfolios in recent years and will have lower management fees and are expected to have lower overall expense ratios than the corresponding Acquired Portfolios. As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolios will be able to pursue broadly similar, in the case of the Strategic Value Trust, and comparable in the case of the Mid Cap Core Trust, investment objectives and policies as shareholders of the Acquiring Portfolios. In addition, with larger post-combination assets, the Acquiring Portfolios are expected to operate more efficiently and to have improved prospects for growth.

     The value of your investment will not be affected by the Reorganization. Furthermore, in the opinion of legal counsel, no gain or loss will be recognized by any variable annuity or variable life insurance contract owner for federal income tax purposes as a result of the Reorganization. The expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios on a relative net asset basis.

                                      * * *

     Although you are not a shareholder of the Trust, your purchase payments and the earnings on such purchase payments under your variable annuity or variable life contracts issued by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") are invested in subaccounts of separate accounts established by these companies, and each subaccount invests in shares of one of the Trust's Portfolios. You have the right to instruct JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO, as appropriate, how to vote the shares of the Acquired Portfolios attributable to your contract as of October 3, 2006, the record date for the Meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of each Acquired Portfolio issued to such companies in proportion to the timely voting instructions with respect to that Portfolio received from owners of contracts participating in separate accounts registered under the Investment Company Act of 1940, as amended.

     Enclosed you will find a Notice of Special Meeting of Shareholders, a Proxy Statement/ Prospectus for the Trust, and a Voting Instructions Form. The Proxy Statement/Prospectus provides background information and describes in detail the matters to be voted on at the Meeting.

     THE BOARD OF TRUSTEES OF THE TRUST HAS UNANIMOUSLY VOTED IN FAVOR OF THE PROPOSED REORGANIZATION AND RECOMMENDS THAT YOU GIVE VOTING INSTRUCTIONS FOR ITS APPROVAL.

     IN ORDER FOR SHARES TO BE VOTED AT THE MEETING BASED ON YOUR INSTRUCTIONS, WE URGE YOU TO READ THE PROXY STATEMENT/PROSPECTUS AND THEN COMPLETE AND MAIL YOUR VOTING INSTRUCTIONS FORM IN THE ATTACHED POSTAGE-PAID ENVELOPE, ALLOWING SUFFICIENT TIME FOR ITS RECEIPT BY NOVEMBER 29, 2006. TO GIVE VOTING INSTRUCTIONS BY TOUCH-TONE TELEPHONE OR VIA THE INTERNET, FOLLOW THE INSTRUCTIONS ON THE VOTING INSTRUCTIONS FORM.

     If you have any questions regarding the Reorganization, please call one of the following numbers:

          --For JHLICO (U.S.A.) variable annuity contracts: (800) 344-1029
          --For JHLICO (U.S.A.) variable life contracts:    (800) 827-4546
          --For JHLICO New York variable annuity contracts: (800) 551-2078
          --For JHLICO New York variable life contracts:    (888) 267-7784
          --For JHLICO and JHVLICO contracts:               (800) 576-2227

                                        Sincerely,


                                        /s/ JOHN D. DANELLO
                                        ----------------------------------------
                                        John D. Danello
                                        Secretary
                                        John Hancock Trust

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO THE SHAREHOLDERS OF THE MID CAP CORE TRUST AND STRATEGIC VALUE TRUST:

     Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of the Mid Cap Core Trust and Strategic Value Trust, each a separate Portfolio of John Hancock Trust (the "Trust"), will be held at 601 Congress Street, Boston, Massachusetts 02210, on NOVEMBER 30, 2006 AT 10:00 A.M., EASTERN TIME. A Proxy Statement/Prospectus providing information about the following proposals to be voted on at the Meeting is included with this notice.

Proposal 1 Approval of Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Mid Cap Core Trust into the Mid Cap Index Trust.

          (Only shareholders of the Mid Cap Core Trust will vote on the Proposal)

Proposal 2 Approval of Agreement and Plan of Reorganization (the "Plan") providing for the combination of the Strategic Value Trust into the Large Cap Value Trust.

          (Only shareholders of the Strategic Value Trust will vote on the Proposal)

     Any other business that may properly come before the Meeting.

     THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS THAT SHAREHOLDERS VOTE FOR EACH PROPOSAL.

     Approval of each Proposal will require the affirmative vote of the holders of at least a "Majority of the Outstanding Voting Securities" (as defined in the accompanying Proxy Statement/Prospectus) of the applicable Acquired Portfolio. By approving the Plan, shareholders of an Acquired Portfolio will be deemed to have waived certain of the Trust's investment limitations insofar as they might be deemed to apply to the transactions contemplated by the Plan.

     Each shareholder of record at the close of business on October 3, 2006 is entitled to receive notice of and to vote at the Meeting.

                                        Sincerely yours,


                                        /s/ JOHN D. DANELLO
                                        ----------------------------------------
                                        John D. Danello
                                        Secretary

October 19, 2006
Boston, Massachusetts

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                                   ----------

                           PROXY STATEMENT/PROSPECTUS
                         SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD NOVEMBER 30, 2006

                        RELATING TO THE COMBINATIONS OF:

          (1) THE MID CAP CORE TRUST INTO THE MID CAP INDEX TRUST; AND

          (2) THE STRATEGIC VALUE TRUST INTO THE LARGE CAP VALUE TRUST

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Trustees (the "Board" or "Trustees") of John Hancock Trust (the "Trust") of proxies to be used at a Special Meeting of Shareholders of the Trust to be held at 601 Congress Street, Boston, Massachusetts 02210, on NOVEMBER 30, 2006, AT 10:00 A.M., EASTERN TIME (the "Meeting").

     At the Meeting, shareholders of two Trust Portfolios, the Mid Cap Core Trust and the Strategic Value Trust (collectively, the "Acquired Portfolios"), will be asked to consider and approve a proposed Agreement and Plan of Reorganization (the "Plan") providing for the combination of each Acquired Portfolio into the corresponding Portfolio of the Trust listed below (each, an "Acquiring Portfolio") (the "Reorganization"):

ACQUIRED PORTFOLIOS     ACQUIRING PORTFOLIOS
-------------------     --------------------
Mid Cap Core Trust      Mid Cap Index Trust
Strategic Value Trust   Large Cap Value Trust

     Under the Plan and with respect to each of the two combinations comprising the Reorganization: (i) the Acquiring Portfolio will acquire all the assets, subject to all the liabilities, of its corresponding Acquired Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the shares of the Acquiring Portfolio will be distributed to the shareholders of the Acquired Portfolio; and
(iii) the Acquired Portfolio will liquidate and terminate. As a result, each shareholder of an Acquired Portfolio will become a shareholder of the corresponding Acquiring Portfolio. The total value of all shares of each Acquiring Portfolio issued in the Reorganization will equal the total value of the net assets of the corresponding Acquired Portfolio. The number of full and fractional shares of the Acquiring Portfolio received by a shareholder of the Acquired Portfolio will be equal in value to the value of that shareholder's shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of the Acquired Portfolios will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolios. If approved by shareholders of an Acquired Portfolio, the Reorganization is expected to occur with respect to that Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on December 1, 2006. All share classes of each Acquired Portfolio will vote in the aggregate and not by class. The terms and conditions of the Reorganization are more fully described below in this Proxy Statement/Prospectus and in the form of Agreement and Plan of Reorganization attached hereto as Appendix A.

     This Proxy Statement/Prospectus contains information shareholders should know before voting on the Reorganization. Please read it carefully and retain it for future reference. The Trust's Annual and Semi-Annual Reports to Shareholders contain additional information about the investments of the Acquired and Acquiring Portfolios, and the Annual Report contains discussions of the market conditions and investment strategies that significantly affected such Portfolios during their fiscal year ended December 31, 2005.

Copies of these reports may be obtained at no charge by calling the appropriate toll free number listed below.

     A Statement of Additional Information dated October 19, 2006 (the "Statement of Additional Information") relating to this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Proxy Statement/Prospectus. Copies of this document may be obtained without charge by writing to the Trust at the address noted above or by calling the appropriate toll free number listed below. If shareholders have any questions regarding the Reorganization, please call the appropriate toll free number listed below:

     --(800) 344-1029 (JHLICO (U.S.A.) variable annuity contracts); --(800) 827-4546 (JHLICO (U.S.A.) variable life contracts); --(800) 551-2078 (JHLICO New York variable annuity contracts); --(888) 267-7784 (JHLICO New York variable life contracts); or --(800) 576-2227 (JHLICO and JHVLICO contracts).

     The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act") and files reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-5850). Such materials are also available on the SEC's EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by email request addressed to publicinfo@sec.gov or by writing to the SEC's Public Reference Room.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

        The date of this Proxy Statement/Prospectus is October 19, 2006.

                                TABLE OF CONTENTS

                                                                                                 Page
                                                                                                 ----
INTRODUCTION
OVERVIEW OF THE REORGANIZATION................................................................     4
PROPOSAL 1   Approval of Agreement and Plan of Reorganization providing for the combination
             of the Mid Cap Core Trust into the Mid Cap Index Trust...........................     5
PROPOSAL 2   Approval of Agreement and Plan of Reorganization providing for the combination
             of the Strategic Value Trust into the Large Cap Value Trust......................    11
INFORMATION ABOUT THE REORGANIZATION..........................................................    18
             Agreement and Plan of Reorganization.............................................    18
             Reasons for the Reorganization...................................................    19
             Board Consideration of the Reorganization........................................    19
             Description of Securities to Be Issued...........................................    21
             Federal Income Tax Consequences..................................................    22
CAPITALIZATION................................................................................    22
ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS...................................................    24
             Rule 12b-1 Fees..................................................................    24
             Dividends and Distributions......................................................    24
             Purchase and Redemption of Shares................................................    25
             Disruptive Short-Term Trading....................................................    26
             Tax Matters......................................................................    27
             Massachusetts Business Trust.....................................................    28
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES AND TECHNIQUES AND RISK FACTORS..............    29
             Risks of Investing in Certain Types of Securities................................    29
             Hedging and Other Strategic Transactions.........................................    32
             Additional Investment Policies...................................................    33
VOTING INFORMATION............................................................................    35
OUTSTANDING SHARES AND SHARE OWNERSHIP........................................................    37
FINANCIAL STATEMENTS..........................................................................    38
LEGAL MATTERS.................................................................................    38
OTHER INFORMATION.............................................................................    39

APPENDIX A   Form of Agreement and Plan of Reorganization.....................................    A-1
APPENDIX B   Additional Information About Portfolio Performance...............................    B-1
APPENDIX C   Financial Highlights.............................................................    C-1

                                  INTRODUCTION

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Trust's Board of proxies to be used at a Special Meeting of Shareholders of the Trust to be held at 601 Congress Street, Boston, Massachusetts 02210, on NOVEMBER 30, 2006, AT 10:00 A.M., EASTERN TIME (the "Meeting"). Pursuant to the Trust's Agreement and Declaration of Trust, the Board has designated October 3, 2006 as the record date for determining shareholders eligible to vote at the Meeting (the "Record Date"). All shareholders of record at the close of business on October 3, 2006 are entitled to one vote for each share (and fractional votes for fractional shares) of beneficial interest of the Trust held.

     THE TRUST. The Trust is a Massachusetts business trust which is a no-load open-end investment company, commonly known as a mutual fund, registered under the 1940 Act. The Trust currently offers 101 separate series (each a "Portfolio"), including the Acquired and Acquiring Portfolios. The Trust does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("variable contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans ("qualified plans"). See "Voting Information" and "Ownership of Shares of the Portfolios" below.

     INVESTMENT MANAGEMENT. John Hancock Investment Management Services, LLC ("JHIMS") serves as investment adviser for the Trust and for each Portfolio that has an adviser, including the Acquired and Acquiring Portfolios. As adviser, JHIMS administers the business and affairs of the Trust and retains and compensates subadvisers which manage the investment and reinvestment of the assets of the Portfolios. In this connection, JHIMS (i) monitors the compliance of the subadvisers with the investment objectives and policies of the Portfolios, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board. JHIMS is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The subadvisers to the Acquired and Acquiring Portfolios are also registered as investment advisers under the Advisers Act.

     The ultimate parent entity of JHIMS is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the United States.

                         OVERVIEW OF THE REORGANIZATION

     [At its meeting held on September 28-29, 2006, the Board, including all the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Independent Trustees"), approved the Plan providing for the combination of each Acquired Portfolio into its corresponding Acquiring Portfolio (each, a "Combination").] The Reorganization contemplates, with respect to each Combination: (i) the transfer of all the assets, subject to all of the liabilities, of the Acquired Portfolio to its corresponding Acquiring Portfolio in exchange for shares of the Acquiring Portfolio; (ii) the distribution to shareholders of the Acquired Portfolio of the shares of the Acquiring Portfolio; and (ii) the liquidation and termination of the Acquired Portfolio.

     As a result of the Reorganization, shareholders of the Acquired Portfolios will become shareholders of the corresponding Acquiring Portfolios. In each Combination, the Acquiring Portfolio will issue a number of shares with a total value equal to the total value of the net assets of its corresponding Acquired Portfolio, and each shareholder of the Acquired Portfolio will receive a number of full and fractional shares of the Acquiring Portfolio with a total value equal to the total value of that shareholder's shares of the Acquired Portfolio, as of the close of regularly scheduled trading on the New York Stock Exchange on the closing date of the Reorganization (the "Exchange Date"). Holders of Series I, Series II and NAV shares of an Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the corresponding Acquiring Portfolio.

     The Reorganization will permit the Trust to substitute for the Acquired Portfolios corresponding Acquiring Portfolios that the Board believes will better serve the interests of shareholders. The Acquiring

Portfolios have outperformed their corresponding Acquired Portfolios in recent years and will have lower management fees and are expected to have lower overall expense ratios than the corresponding Acquired Portfolios. As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolios will be able to pursue broadly similar, in the case of the Strategic Value Trust, and comparable in the case of the Mid Cap Core Trust, investment objectives and policies as shareholders of the Acquiring Portfolios. In addition, with larger post-combination assets, the Acquiring Portfolios are expected to operate more efficiently and to have improved prospects for growth.

     The factors that the Board considered in deciding to approve the Reorganization and each Combination are discussed below under "Information About the Reorganization - Board Consideration of the Reorganization."

     The Reorganization will not qualify as a tax-free reorganization. However, for federal income tax purposes, no gain or loss will be recognized solely as a result of the Reorganization by any variable annuity or variable life insurance contract owner whose contract values are invested in shares of the Acquired or Acquiring Portfolios. See "Information About the Reorganization -- Federal Income Tax Consequences."

     The Reorganization will not result in any material change in the purchase and redemption procedures followed with respect to the distribution of shares. See "Additional Information About the Portfolios - Purchase and Redemption of Shares."

     Shareholders will not incur directly any fee in connection with the Reorganization. However, the expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios and will be allocated between them on the basis of their relative net assets as of June 30, 2006. Shareholders of (and contract owners participating in) these Portfolios will therefore bear indirectly their proportionate shares of such expenses. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS.

                                   PROPOSAL 1

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                    THE COMBINATION OF THE MID CAP CORE TRUST
                          INTO THE MID CAP INDEX TRUST

                         OVERVIEW OF THE REORGANIZATION

     Shareholders of the Mid Cap Core Trust (the "Acquired Portfolio") are being asked to approve the Reorganization providing for the Combination of that Portfolio into the Mid Cap Index Trust (the "Acquiring Portfolio"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

 MID CAP CORE TRUST                      MID CAP INDEX TRUST
(Acquired Portfolio)                    (Acquiring Portfolio)

                APPROXIMATE NET ASSETS AS OF 6/30/06 (UNAUDITED):

$301,084,841                            $489,369,214

                               INVESTMENT ADVISER:

JHIMS                                   JHIMS

                 INVESTMENT SUBADVISER AND PORTFOLIO MANAGER(S):

A I M Capital Management, Inc.          MFC Global Investment Management
("AIM")                                 (U.S.A.) Limited
                                        ("MFC Global (U.S.A.)")

Portfolio manager:                      Portfolio managers:

--Ronald S. Sloan (since 2003);         --Carson Jen (since 2003); Vice
Senior Portfolio Manager; joined AIM    President, Index Operations; joined MFC
in 1998.*                               Global (U.S.A.) in 1997.

                                        --Narayan Ramani  (since 2003);
                                        Assistant Vice President and Portfolio
                                        Manager; joined MFC Global (U.S.A.) in
                                        1998.*

* The Statement of Additional Information contains additional information relating to the portfolio managers' compensation, ownership of Portfolio shares and other accounts managed.

                              INVESTMENT OBJECTIVE:

The Portfolio seeks long-term growth    The Portfolio seeks to approximate the
of capital.                             aggregate total return of a mid cap U.S.
                                        domestic equity market index.

                         PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests, under normal     The Portfolio invests, under normal
market conditions, at least 80% of      market conditions, at least 80% of its
its assets in equity securities,        net assets (plus any borrowings for
including convertible securities, of    investment purposes) in:
mid-capitalization companies. The
Portfolio considers a company to be a   --(a) the common stocks that are
mid-capitalization company if it has    included in the S&P 400 Index and
a market capitalization, at the time
of purchase, within the range of the    --(b) securities (which may or may not
largest and smallest capitalized        be included in the S&P 400 Index) that
companies included in the Russell       MFC Global (U.S.A.) believes as a group
Midcap Index during the most recent     will behave in a manner similar to the
11-month period (based on month-end     index.
data) plus the most recent data
during the current month. As of June    As of June 30, 2006, the market cap
30, 2006, the market cap range of the   range of the S&P 400 Index was $1
Russell Midcap Index was $1.7 billion   billion to $4.5 billion.
to $16.5 billion.
                                        An index is an unmanaged group of
In complying with the 80% investment    securities whose overall performance is
requirement, the Portfolio's            used as an investment benchmark. Indices
investments may include synthetic       may track broad investment markets, such
instruments. Synthetic instruments      as the global equity market, or more
are investment that have economic       narrow investment markets, such as the
characteristics similar to the          U.S. small cap equity market. The
Portfolio's direct investments.         Portfolio attempts to match the
                                        performance of a particular index by:
In selecting investments, the           (a) holding all, or a representative
portfolio managers seek to identify     sample, of the securities that comprise
those companies that are, in their      the index and/or (b) by holding
view, undervalued relative to current   securities (which may or may not be
or projected earnings, or the current   included in the index) that MFC Global
market value of assets owned by the     (U.S.A.) believes as a group will behave
company. The primary emphasis of the    in a manner similar to the index.
portfolio managers' search for          However, the Portfolio has operating
undervalued equity securities is in     expenses and transaction costs, while a
four categories: (1) out-of-favor       market index does not. Therefore, the
cyclical growth; (2) established        Portfolio, while it attempts to track
growth companies that are undervalued   its target index closely, typically will
compared to historical relative         be unable to match the performance of
valuation parameters; (3) companies     the index exactly.
where there is early but tangible
evidence of improving prospects which   The composition of an index changes from
are not yet reflected in the value of   time to time. MFC Global (U.S.A.) will
the companies' equity securities; and   reflect those changes in the composition
(4) companies whose equity securities   of the portfolio as soon as practicable.
are selling at prices that do not yet
reflect the current market value of
their assets. The portfolio managers
consider whether to sell a particular
security when any of these factors
materially change.

                          OTHER INVESTMENT STRATEGIES:

The Portfolio may also:                 The Portfolio may invest in depository
                                        receipts.
--invest up to 20% of it assets in
equity securities of companies in
other market capitalization ranges;

--invest up to 20% of its assets in
investment-grade debt securities; and

--invest up to 25% of its total
assets in foreign securities.*

*    Percentage limitations with
     respect to assets of the
     Portfolio are applied at the
     time of purchase.

                          HEDGING AND OTHER STRATEGIES:

The Portfolio is authorized to use      The Portfolio may invest in derivatives
various hedging strategies, including   such as futures, options and swaps.
exchange-listed and over-the-counter
put and call options on securities,
financial futures contracts and
fixed-income indices and other
financial instruments, financial
futures contracts, interest rate
transactions and currency
transactions.

                         TEMPORARY DEFENSIVE INVESTING:

In abnormal market conditions, both Portfolios may take temporary defensive measures - such as holding large amounts of cash and cash equivalents - that are inconsistent with their primary investment strategy. In taking those measures, the Portfolios may not achieve their investment goals.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     Although the Acquired and Acquiring Portfolios both invest principally in equity securities of mid cap companies, they have different investment objectives and principal strategies. The Acquired Portfolio is actively managed and seeks long-term growth of capital by pursuing a value investing approach, while the Acquiring Portfolio is an index fund which seeks to approximate the aggregate total return of its benchmark index. In addition, while the Acquiring Portfolio invests principally in U.S. mid cap companies, the Acquired Portfolio may invest up to 25% of its total assets in foreign equity securities and may also invest significantly in fixed-income securities.

     The investment objective of each Portfolio may be changed by the Board without shareholder approval.

     The various hedging strategies available to the Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Portfolios. Because the Portfolios have different investment objectives and strategies as described above, they are subject to some different risks. The risks of investing in the Portfolios include the following:

Risks Applicable to both Portfolios:
EQUITY SECURITIES    Stock markets are volatile. The price of equity securities
RISK:                will fluctuate and can decline and reduce the value of a
                     Portfolio. The value of equity securities purchased by the
                     Portfolios could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate.

FOREIGN SECURITIES   The Portfolios may invest (the Acquiring Portfolio through
RISK:                depository receipts) in foreign securities which involve
                     special risks, including: limited government regulation
                     (including less stringent investor protection and
                     disclosure standards), exposure to possible economic,
                     political and social instability, foreign currency rate
                     fluctuations, foreign ownership limits and restrictions on removing currency.

MEDIUM SIZE          The Portfolios' investments in mid cap companies may be
COMPANY RISK.        subject to more erratic price movements than investments in larger, more established companies. In particular,
                     mid-sized companies may pose greater risk due to narrow
                     product lines, limited financial resources, less depth in
                     management or a limited trading market for their
                     securities.

DERIVATIVES RISK:    Both Portfolios may use certain derivative instruments
                     (such as options, futures and swaps) which could produce
                     disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a
                     down market, could become harder to value or sell at a fair price.

Additional Risks Applicable to the Acquired Portfolio:

VALUE INVESTING      The Acquired Portfolio's investments in value stocks carry
RISK:                the risk that the market will not recognize a security's
                     intrinsic value for a long time or that a stock believed to be undervalued may actually be appropriately priced.

FIXED-INCOME         The Acquired Portfolio invests in fixed-income securities
SECURITIES RISK:     or bonds which are subject to credit risk and interest rate risk. The credit rating of bonds held by the Portfolio
                     could be downgraded or the issuer of a bond could default
                     on its obligations. In general, lower-rated fixed-income
                     securities involve more credit risk. When interest rates
                     rise, bond prices generally fall.

ACTIVE MANAGEMENT    The Acquired Portfolio is actively managed by its
RISK:                subadviser. If the subadviser's investment strategies do
                     not perform as expected, the Portfolio could underperform
                     other mutual funds with similar investment objectives or
                     lose money.

Additional Risk Applicable to the Acquiring Portfolio:

INDEX RISK:          Certain factors may cause the Acquiring Portfolio to track its index less closely. For example, the subadviser may
                     select securities that are not fully representative of the index, and the Portfolio's transaction expenses, and the
                     size and timing of the its cash flows, may result in the
                     Portfolio's performance being different than that of its
                     index.

     These and other risks associated with an investment in the Acquired or Acquiring Portfolio are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Risks of Investing in Certain Types of Securities." The risks of investing in derivatives are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

                       FEES AND EXPENSES OF THE PORTFOLIOS

     The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios for the year ended December 31, 2005, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2005, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

     ANNUAL FUND OPERATING EXPENSES (1)
     (As a Percentage of Average Daily Net Assets) (Unaudited)

                        MID CAP CORE TRUST (2)         MID CAP INDEX TRUST              MID CAP INDEX TRUST
                         (Acquired Portfolio)         (Acquiring Portfolio)      (Acquiring Portfolio)(Pro Forma)
                     ---------------------------   ---------------------------   --------------------------------
                     SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV     SERIES I   SERIES II    NAV
                     --------   ---------   ----   --------   ---------   ----     --------   ---------   ----
MANAGEMENT FEE (1)     0.85%      0.85%     0.85%    0.49%      0.49%     0.49%      0.48%      0.48%     0.48%
12B-1 FEES (1)         0.05%      0.25%       --     0.05%      0.25%       --       0.05%      0.25%       --
OTHER EXPENSES         0.08%      0.08%     0.08%    0.04%      0.04%     0.04%      0.03%      0.03%     0.03%
TOTAL FUND ANNUAL
   EXPENSES            0.98%      1.18%     0.93%    0.58%      0.78%     0.53%      0.56%      0.76%     0.51%

----------
(1) For each Portfolio, effective April 29, 2005, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I and Series II shares were decreased by 0.10%. Expenses shown in the table assume these changes were in effect for the entire year ended December 31, 2005.

(2) The advisory fee rates for the Mid Cap Core Trust decreased effective June 1, 2006. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005.

     EXAMPLES: The following examples (unaudited) are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Portfolios. The examples assume that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                    MID CAP CORE TRUST            MID CAP INDEX TRUST              MID CAP INDEX TRUST
                   (Acquired Portfolio)          (Acquiring Portfolio)      (Acquiring Portfolio)(Pro Forma)
              -----------------------------   ---------------------------   --------------------------------
              SERIES I   SERIES II     NAV    SERIES I   SERIES II    NAV      SERIES I   SERIES II    NAV
              --------   ---------   ------   --------   ---------   ----      --------   ---------   ----
ONE YEAR       $  100      $  120    $   95     $ 59        $ 80     $ 54      $ 57          $ 78     $ 52
THREE YEARS       312         375       296      186         250      170       179           243      163
FIVE YEARS        542         649       515      325         434      297       312           422      285
TEN YEARS       1,209       1,432     1,143      727         968      667       700           941      639

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     Under the Trust's investment advisory agreements with respect to the Acquired and Acquiring Portfolios, each pays the investment adviser, JHIMS, a management fee which is computed separately for each Portfolio. The fee for each Portfolio is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Portfolio and dividing the sum so determined by Aggregate Net Assets. As described in the notes to the table, for each Portfolio "Aggregate Net Assets" includes the net assets of the Portfolio and may also include the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is managed by the same subadviser (but only for the period during which the subadviser to the Portfolio also serves as the subadviser to the JHF II fund).

    INVESTMENT MANAGEMENT FEES (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)

          MID CAP CORE TRUST                        MID CAP INDEX TRUST
         (Acquired Portfolio)                      (Acquiring Portfolio)
         --------------------                      ---------------------
 0.850% of the first $500 million; and       0.490% of the first $250 million;
0.825% of the excess over $500 million.    0.480% of the next $250 million; and
                                          0.460% of the excess over $500 million.

----------
(1) For purposes of determining the investment management fee, the Aggregate Net Assets of the Mid Cap Core Trust include only the net assets of that Portfolio which were approximately $301 million at June 30, 2006, and the Aggregate Net Assets of the Mid Cap Index Trust include the net assets of that Portfolio and the net assets of the Mid Cap Index Fund of JHF II, which together were approximately $650 million at June 30, 2006.

     Pursuant to a subadvisory agreement with JHIMS, AIM serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. AIM is an indirect wholly owned subsidiary of A I M Management Group, Inc., whose principal business address is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. A I M Management Group, Inc. is a financial services holding company which is a wholly owned subsidiary of AMVESCAP PLC. As compensation for its services, AIM receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Acquired Portfolio an annual percentage rate which is determined in a manner similar to that used for the advisory fee as described above. This subadvisory fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

     Pursuant to a subadvisory agreement with JHIMS, MFC Global (U.S.A.) serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. MFC Global (U.S.A.), with offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5, is an indirect wholly owned subsidiary of MFC and affiliate of JHIMS. As compensation for its services, MFC Global (U.S.A.) receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Acquiring Portfolio an annual percentage rate which is determined in a manner similar to that used for the advisory fee as described above. This subadvisory fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquired Portfolio.

     A discussion of the basis of Board of Trustees' approval of the advisory and subadvisory agreements with respect to the Acquired and Acquiring Portfolios is available in the Trust's Semi-Annual Report to shareholders for the six-month period ended June 30, 2006.

                                   PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2005, the annualized total returns of the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired and Acquiring Portfolios is included in Appendix B hereto ("Additional Information About Portfolio Performance").

                                             ONE     FIVE    LIFE OF    DATE FIRST
PORTFOLIO                                    YEAR   YEARS   PORTFOLIO    AVAILABLE
---------                                   -----   -----   ---------   ----------
MID CAP CORE TRUST        --Series I         6.12%   N/A      16.09%    05/05/2003
(Acquired Portfolio)      --Series II        5.89%   N/A      15.87%    05/05/2003
                          --NAV (1)          6.26%   N/A      16.15%    02/28/2005

MID CAP INDEX TRUST (4)   --Series I        12.02%  7.80%      8.16%    05/01/2000
(Acquiring Portfolio)     --Series II (2)   11.79%  7.67%      8.04%    01/28/2002
                          --NAV (3)         12.08%  7.81%      8.17%    04/29/2005

----------
(1) The NAV shares of the Acquired Portfolio were first offered February 28, 2005. For periods prior to that date, the performance shown reflects the performance of Series I shares which have higher expenses than NAV shares. Had the performance for periods prior to February 28, 2005 reflected the NAV share expenses, performance would be higher.

(2) The Series II shares of the Acquiring Portfolio were first offered January 28, 2002. For periods prior to that date, the performance shown reflects the performance of Series I shares which have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected the Series II expenses, performance would be lower.

(3) The NAV shares of the Acquiring Portfolio were first offered April 29, 2005. For periods prior to that date, the performance shown reflects the performance of Series I shares which have higher expenses than NAV shares. Had the performance for periods prior to April 29, 2005 reflected the lower NAV share expenses, performance would be higher.

(4) Since May 2000, certain expenses of the Acquiring Portfolio have been reimbursed. If such expenses had not been reimbursed, returns would be lower.

                                   PROPOSAL 2

         APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION PROVIDING FOR
                  THE COMBINATION OF THE STRATEGIC VALUE TRUST
                         INTO THE LARGE CAP VALUE TRUST

                         OVERVIEW OF THE REORGANIZATION

     Shareholders of the Strategic Value Trust (the "Acquired Portfolio") are being asked to approve the Reorganization providing for the Combination of that Portfolio into the Large Cap Value Trust (the "Acquiring Portfolio"). For a summary discussion of the form and consequences of, and the reasons for, the Reorganization, see "Overview of the Proposed Reorganization."

                 COMPARISON OF ACQUIRED AND ACQUIRING PORTFOLIOS

STRATEGIC VALUE TRUST                   LARGE CAP VALUE TRUST
(Acquired Portfolio)                    (Acquiring Portfolio)

                APPROXIMATE NET ASSETS AS OF 6/30/06 (UNAUDITED):

$186,125,657                            $339,924,965

                               INVESTMENT ADVISER:

JHIMS                                   JHIMS

                 INVESTMENT SUBADVISER AND PORTFOLIO MANAGER(S)*:

Massachusetts Financial Services        BlackRock Investment Management, LLC
Company ("MFS")                         ("BlackRock")**

Portfolio managers:                     Portfolio manager:

--Kenneth Enright (since 2002);         Bob Doll, Vice Chairman and Chief
Senior Vice President; joined MFS in    Investment Officer of Global Equities;
1986.                                   joined BlackRock in 2006; prior thereto,
                                        President and Chief Investment Officer
--Alan T. Langsner (since 2004);        of Merrill Lynch Investment Managers,
Vice President; joined MFS in 1999.     L.P. ("MLIM")*

                                        **   BlackRock succeeded Fund Asset
                                             Management, L.P. ("FAM"), a wholly
                                             owned subsidiary of Merrill Lynch &
                                             Co., Inc. ("Merrill Lynch"), as
                                             subadviser effective October 1,
                                             2006. Mr. Doll was also the FAM
                                             portfolio manager for the
                                             Portfolio. See "Investment
                                             Management Fees/Subadvisory
                                             Arrangements" below.

* The Statement of Additional Information contains additional information relating to the portfolio managers' compensation, ownership of Portfolio shares and other accounts managed.

                              INVESTMENT OBJECTIVE:

The Portfolio seeks capital             The Portfolio seeks long-term growth of
appreciation.                           capital.

                         PRINCIPAL INVESTMENT STRATEGY:

The Portfolio invests, under normal     The Portfolio seeks to achieve its
market conditions, at least 65% of      investment objective by investing at
its net assets in common stocks and     least 80% of its net assets in common
related securities, such as preferred   stocks of large cap companies selected
stock, convertible securities and       by the subadviser from among those that
depositary receipts, of companies       are, at the time of purchase, included
which MFS believes are undervalued in   in the Russell 1000 Index. As of June
the market relative to their long       30, 2006, the capitalization range of
term potential.                         the Russell 1000 Index was $1.7 billion
                                        to $371.2 billion. The Portfolio will
The equity securities of the            seek to outperform the Russell 1000
companies invested in by the            Value Index by investing in equity
Portfolio may be undervalued because    securities that the subadviser believes
they are temporarily out of favor in    are selling at below normal valuations.
the market due to:                      The Russell 1000 Value Index, a subset
                                        of the Russell 1000 Index, consists of
--a decline in the market;              those Russell 1000 companies with lower
                                        price-to-book ratios and lower
--poor economic conditions;             forecasted growth values.

--developments that have affected or    In selecting securities for the
may affect the issuer of the            Portfolio, the subadviser uses a
securities or the issuer's industry;    proprietary model that employs three
or                                      filters in its initial screens: (1)
                                        earnings momentum (which is an
--the market has overlooked them.       evaluation of what it believes to be the
                                        issuer's prospects for future earnings
Undervalued equity securities           per share based on the growth and
generally have low price-to-book,       sustainability of earnings over previous
price-to-sales and/or                   periods); (2) earnings surprise (which
price-to-earnings ratios. The           analyzes an issuer's reported earnings
Portfolio's investments may include     as opposed to those that were
securities listed on a securities       anticipated); and (3) valuations based
exchange or traded in the               on price-to-earnings and a dividend
over-the-counter markets.               discount model. The subadviser looks for
                                        strong relative earnings growth,
The Portfolio also invests in other     preferring growth based on increased
types of securities, such as fixed      productivity and sales to growth
income securities, including lower      resulting from the company's simply
rated securities commonly referred to   revising its pricing structure. A
as junk bonds, and warrants, when       company's stock price relative to its
relative value make such purchases      earnings and book value is also
attractive.                             examined. If the subadviser believes
                                        that a company is overvalued, the
MFS uses a bottom-up, as opposed to a   company will not be considered as an
top-down, investment style in           investment for the Portfolio.
managing the Portfolio. This means
that securities are selected based      After its initial screening, the
upon fundamental analysis (such as an   subadviser relies on fundamental
analysis of earnings, cash flows,       analysis, using both internal and
competitive position and management     external research, to optimize its
abilities) performed by the portfolio   quantitative model to choose companies
manager and MFS' large group of         the subadviser believes have strong,
equity research analysts.               sustainable earnings growth with current
                                        momentum at attractive price valuations.
                                        Because the Portfolio will not hold all
                                        the stocks in the Russell 1000 Value
                                        Index and because a portfolio's
                                        investments may be allocated in amounts
                                        that vary from the proportional
                                        weightings of the various stocks in that
                                        index, the Portfolio is not an "index"
                                        fund. In seeking to outperform the
                                        relevant

                                        benchmark, however, the subadviser
                                        reviews potential investments using
                                        certain criteria that are based on the
                                        securities in the relevant index. These
                                        criteria currently include the
                                        following:

                                        --relative price to earnings and price
                                        to book ratios;

                                        --weighted median market capitalization
                                        of the portfolio;

                                        --allocation among the economic sectors
                                        of the portfolio as compared to the
                                        applicable index; and

                                        --weighted individual stocks within the
                                        applicable index.

                          OTHER INVESTMENT STRATEGIES:

The Portfolio may:                      The Portfolio may invest up to 10% of
                                        its assets in securities of companies
--invest in foreign securities          organized under the laws of countries
(including emerging market              other than the U.S. that are traded on
securities) and may have exposure to    foreign securities exchanges or in the
foreign currencies;                     foreign over-the-counter markets,
                                        including securities of foreign issuers
--engage in short sales; and            that are represented by American
                                        Depositary Receipts ("ADRs"). Securities
--engage in active and frequent         of foreign issuers that are represented
trading to achieve its principal        by ADRs or that are listed on a U.S.
investment strategies (which will       securities exchange or traded in the
increase transaction costs).            U.S. over-the-counter markets are
                                        considered "foreign securities" for the
                                        purpose of the Portfolio's investment
                                        allocations. The Portfolio anticipates
                                        that it would generally limit its
                                        foreign securities investment to ADRs of
                                        issuers in developed countries.

                                        The Portfolio may invest in investment
                                        grade convertible securities, preferred
                                        stocks, illiquid securities, and U.S.
                                        Government debt securities (i.e.,
                                        securities that are direct obligations
                                        of the U.S. Government). There are no
                                        restrictions on the maturity of the debt securities in which the Portfolio may invest.

                          HEDGING AND OTHER STRATEGIES:

Both Portfolios are authorized to use various hedging strategies, including exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed-income indices and other financial instruments, financial futures contracts, interest rate transactions and currency transactions.

                         TEMPORARY DEFENSIVE INVESTING:

The Portfolio may depart from its       In abnormal market conditions, the
principal investment strategies by      Portfolio may take temporary defensive
temporarily investing in cash and       measures - such as holding large amounts
cash equivalents for defensive          of cash and cash equivalents - that are
purposes when adverse market,           inconsistent with the Portfolio's
economic or political conditions        primary investment strategy. In taking
exist. While the Portfolio invests      those measures, the Portfolio may not
defensively, it may not be able to      achieve its investment goal.
pursue its investment objective. The
Portfolio's defensive investment
position may not be effective in
protecting its value.

                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     The investment objectives and principal strategies of the Acquired and Acquiring Portfolios are broadly similar since both Portfolios seek capital appreciation or long-term growth of capital by investing primarily in equity securities with a value approach and both may invest in foreign securities. The two Portfolios differ primarily in that: the Acquiring Portfolio will invest principally in large cap companies while the Acquired Portfolio, although it also invests primarily in large cap companies, is not limited with respect to the market capitalizations of the companies in which it may invest; and the Acquiring Portfolio limits to 10% of its assets its investments in foreign securities while the Acquired Portfolio is not subject to any limit on its investments in foreign securities and may invest in emerging markets.

     The investment objective of each Portfolio may be changed by the Board without shareholder approval.

     The various hedging strategies available to the Portfolios are described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

                    COMPARISON OF PRINCIPAL INVESTMENT RISKS

     In deciding whether to approve the Reorganization, shareholders should consider the amount and character of investment risk involved in the respective investment objectives and strategies of the Acquired and Acquiring Portfolios. Because both Portfolios invest primarily in equity securities and take a value investing approach, and both may invest in foreign securities, they have substantially similar risks. The primary risks include the following:

EQUITY SECURITIES   Stock markets are volatile. The price of equity securities
RISK:               will fluctuate and can decline and reduce the value of a
                    Portfolio. The value of equity securities purchased by the
                    Portfolios could decline if the financial condition of the companies in which they invest decline or if overall market and economic conditions deteriorate. Smaller or medium
                    capitalization companies may have greater risk than larger capitalization companies due to narrow product lines,
                    limited financial resources or limited trading markets for their securities

FOREIGN             Both Portfolios may invest in foreign securities which
SECURITIES          involve special risks, including: limited government
RISK:               regulation (including less stringent investor protection and disclosure standards), exposure to possible economic,
                    political and social instability, foreign currency rate
                    fluctuations, foreign ownership limits and restrictions on removing currency. The Acquired Portfolio may invest in
                    emerging markets, which may result in heightened foreign
                    securities risk.

VALUE INVESTING     Both Portfolios may invest in "value" stocks. Investments in
RISK:               value stocks carry the risk that the market will not
                    recognize a security's intrinsic value for a long time or
                    that a stock believed to be undervalued may actually be
                    appropriately priced.

FIXED-INCOME        Both Portfolios may invest in fixed-income securities or
SECURITIES RISK:    bonds which are subject to credit risk and interest rate
                    risk. The credit rating of bonds held by a Portfolio could be downgraded or the issuer of a bond could default on its obligations. In general, lower-rated fixed-income securities involve more credit risk. When interest rates rise, bond
                    prices generally fall.

DERIVATIVES RISK:   Both Portfolios may use certain derivative instruments (such as options, futures and swaps) which could produce
                    disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair
                    price.

ACTIVE MANAGEMENT   Both Portfolios are actively managed by their subadvisers.
RISK:               If a subadviser's investment strategies do not perform as
                    expected, the Portfolio could underperform other mutual
                    funds with similar investment objectives or lose money.

     The primary risks of investing in the Acquired and Acquiring Portfolios differ in that: the Acquired Portfolio may invest in smaller capitalization companies which are subject to greater risk than the large cap companies in which the Acquiring Portfolio will principally invest; the Acquired Portfolio may invest a higher percentage of its assets than the Acquiring Portfolio (limited to 10%) in foreign securities which, for the Acquired Portfolio may also include investments in emerging markets, and thus may have greater exposure to foreign securities risk; and the fixed-income securities in which the Acquired Portfolio may invest include high yield securities which have greater risk than the investment grade fixed-income securities to which the Acquiring Portfolio limits its fixed-income investments.

     These and other risks associated with an investment in the Acquired or Acquiring Portfolio are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Risks of Investing in Certain Types of Securities." The risks of investing in derivatives are more fully described below under "Additional Information About Investment Policies and Techniques and Risk Factors - Hedging and Other Strategic Transactions."

                       FEES AND EXPENSES OF THE PORTFOLIOS

     The following table sets forth the ratios of expenses to average net assets attributable to the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios for the year ended December 31, 2005, and the pro forma expense ratios of the Series I, Series II and NAV shares of the Acquiring Portfolio assuming that the Reorganization had occurred at the commencement of the year ended December 31, 2005, and based upon the fee arrangements that will be in place upon the consummation of the Reorganization. The expense ratios and examples below do not reflect the fees and expenses of any variable contract that may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, the expense ratios and shareholder expenses figures would be higher.

     ANNUAL FUND OPERATING EXPENSES (1)
     (As a Percentage of Average Daily Net Assets) (Unaudited)

                                                                                  LARGE CAP VALUE TRUST (3)
                        STRATEGIC VALUE TRUST       LARGE CAP VALUE TRUST (2)       (Acquiring Portfolio)
                         (Acquired Portfolio)         (Acquiring Portfolio)              (Pro Forma)
                     ---------------------------   ---------------------------   ---------------------------
                     SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV   SERIES I   SERIES II    NAV
                     --------   ---------   ----   --------   ---------   ----   --------   ---------   ----
MANAGEMENT FEE (1)     0.85%       0.85%    0.85%    0.83%       0.83%    0.83%    0.82%       0.82%    0.82%
12B-1 FEES (1)         0.05%       0.25%      --     0.05%       0.25%      --     0.05%       0.25%      --
OTHER EXPENSES         0.08%       0.08%    0.08%    0.08%       0.08%    0.08%    0.06%       0.06%    0.06%
TOTAL FUND ANNUAL
   EXPENSES            0.98%       1.18%    0.93%    0.96%       1.16%    0.91%    0.93%       1.13%    0.88%

----------
(1) For each Portfolio, effective April 29, 2005, the advisory fee was increased by 0.10% and the respective Rule 12b-1 fees for Series I and Series II shares were decreased by 0.10%. Expenses shown in the table assume these changes were in effect for the entire year ended December 31, 2005.

(2) A change in the management fee for the Large Cap Value Trust -- the addition of new breakpoints and reduced rates at such breakpoints -- will become effective on December 1, 2006. Expenses shown in the table assume these changes were in effect for the year ended December 31, 2005. See "Investment Management Fees/Subadvisory Arrangements" below.

(3) The pro forma annual fund operating expenses for the Large Cap Value Trust assume the reduction in net assets that would result from certain redemptions that are expected to occur approximately at the time of the Reorganization. See "Investment Management Fees/Subadvisory Arrangements" and "Capitalization" below.

EXAMPLES: The following examples (unaudited) are intended to help shareholders compare the costs of investing in the Series I, Series II and NAV shares of the Acquired and Acquiring Portfolios. The examples assume that a shareholder invests $10,000 in the particular Portfolio for the time periods indicated and redeems all of the shares at the end of those periods. The examples also assume that a shareholder's investment has a 5% return each year and that each Portfolio's operating expense levels remain the same as those set forth in the expense table above. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES OF THE ACQUIRED OR ACQUIRING PORTFOLIO. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                                                                  LARGE CAP VALUE TRUST
                  STRATEGIC VALUE TRUST           LARGE CAP VALUE TRUST           (Acquiring Portfolio)
                   (Acquired Portfolio)           (Acquiring Portfolio)                (Pro Forma)
              -----------------------------   -----------------------------   -----------------------------
              SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV    SERIES I   SERIES II     NAV
              --------   ---------   ------   --------   ---------   ------   --------   ---------   ------
ONE YEAR       $  100      $  120    $   95    $   97      $  118    $   92    $   95      $  115    $   90
THREE YEARS       312         375       296       304         367       289       296         359       281
FIVE YEARS        542         649       515       528         636       501       515         622       488
TEN YEARS       1,201       1,432     1,143     1,172       1,403     1,114     1,143       1,375     1,084

               INVESTMENT MANAGEMENT FEES/SUBADVISORY ARRANGEMENTS

     Under the Trust's investment advisory agreements with respect to the Acquired and Acquiring Portfolios, each pays the investment adviser, JHIMS, a management fee which is computed separately for each Portfolio. The fee for each Portfolio is accrued and paid daily and is determined by applying the daily equivalent of an annual fee rate to the net assets of the Portfolio. The annual fee rate is calculated each day by applying the annual percentage rates in the table below to the indicated portions of Aggregate Net Assets of the Portfolio and dividing the sum so determined by Aggregate Net Assets. As described in the notes to the table, for each Portfolio "Aggregate Net Assets" includes the net assets of the Portfolio and the net assets of a corresponding series or fund of John Hancock Funds II ("JHF II") that is managed by the same subadviser (but only for the period during which the subadviser to the Portfolio also serves as the subadviser to the JHF II fund).

    INVESTMENT MANAGEMENT FEES (AS A PERCENTAGE OF AGGREGATE NET ASSETS) (1)

         STRATEGIC VALUE TRUST                  LARGE CAP VALUE TRUST (2)
         (Acquired Portfolio)                     (Acquiring Portfolio)
---------------------------------------   -------------------------------------
   0.850% of the first $300 million;        0.825% of the first $500 million;
   0.825% of the next $300 million;         0.800% of the next $500 million;
   0.800% of the next $300 million;         0.775% of the next $500 million;
 0.775% of the next $600 million; and     0.720% of the next $500 million; and
0.700% of the excess over $1.5 billion.   0.700% of the excess over $2 billion.

----------
(1) For purposes of determining the investment management fee, the Aggregate Net Assets of the Strategic Value Trust include the net assets of that Portfolio and the net assets of the Strategic Value Fund of JHF II, which together were approximately $328 million at June 30, 2006, and the Aggregate Net Assets of the Large Cap Value Trust include the net assets of that Portfolio and the net assets of the Large Cap Value Fund of JHF II, which together were approximately $578 million at June 30, 2006. The total of the net assets of the four portfolios at June 30, 2006 was approximately $906 million, which would have been reduced to approximately $774 million if the proposed redemption discussed below under "Capitalization" and a related proposed redemption from one of the corresponding JHF II funds had occurred on June 30, 2006.

(2) The percentage rates for the Large Cap Value Trust shown in the table are those that will be in effect at the time of the Reorganization. They reflect additional breakpoints and reduced rates at asset levels above $1.5 billion that will become effective on December 1, 2006. The percentage rates in effect prior to that date are: 0.825% of the first $500 million; 0.800% of the next $500 million; and 0.775% of the excess over $1 billion.

     Pursuant to a subadvisory agreement with JHIMS, MFS serves as the subadviser to the Acquired Portfolio and is responsible for managing the investment and reinvestment of its assets. MFS, which is located at 500 Boylston Street, Boston, Massachusetts 02116, is an indirect subsidiary of Sun Life Financial, Inc. (an insurance company). As compensation for its services, MFS receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Acquired Portfolio an annual percentage rate which is determined in a manner similar to that used for the advisory fee as described above. This subadvisory fee is paid by JHIMS out of the management fee it receives for the Acquired Portfolio and is not an additional charge to the Acquired Portfolio.

     Pursuant to a subadvisory agreement with JHIMS, BlackRock serves as the subadviser to the Acquiring Portfolio and is responsible for managing the investment and reinvestment of its assets. BlackRock, whose business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536, is an indirect, wholly-owned subsidiary of BlackRock, Inc., a publicly traded investment management firm with its headquarters at 40 East 52nd Street, New York, New York 10022. As compensation for its services, BlackRock receives a subadvisory fee from JHIMS which is determined by applying to the net assets of the Acquiring Portfolio an annual percentage rate which is determined in a manner similar to that used for the advisory fee as described above. This subadvisory fee is paid by JHIMS out of the management fee it receives for the Acquiring Portfolio and is not an additional charge to the Acquired Portfolio.

     BlackRock became the subadviser to the Acquiring Portfolio effective October 1, 2006. Prior to that date, the subadviser to the Acquiring Portfolio was FAM, a wholly owned subsidiary of Merrill Lynch, a financial services holding company headquartered at 4 World Financial Center, 250 Vesey Street, New York, New York 10080. The change in subadviser has not resulted in any change in the Acquiring Portfolio's investment objective or strategies and the FAM portfolio manager for the Acquiring Portfolio has continued in such capacity as the BlackRock portfolio manager.

     On October 1, 2006, BlackRock, Inc. and Merrill Lynch combined FAM and certain of its affiliates (including MLIM) with BlackRock, Inc. to create a new asset management company operating under the BlackRock, Inc. name As a result of that transaction, BlackRock Inc. is owned approximately 49% by Merrill Lynch, approximately 34% by The PNC Financial Services Group, Inc. ("PNC"), a diversified financial services organization with headquarters at 249 Fifth Avenue, One PNC Plaza, Pittsburgh, Pennsylvania 15222, and approximately 17% by employees and public shareholders. Merrill Lynch and PNC are "controlling persons" of BlackRock because of their ownership of the voting securities of BlackRock, Inc. or their power to exercise a controlling influence over its management or policies.

     A discussion of the basis of Board of Trustees' approval of the advisory and subadvisory agreements with respect to the Acquired Portfolio and the Acquiring Portfolio is available in the Trust's Semi-Annual Report to shareholders for the six-month period ended June 30, 2006. A discussion of the basis of Board of Trustees' approval of the advisory and subadvisory agreements with respect to the Acquiring Portfolio in relation to the changes in the fee rates thereunder that will become effective on December 1, 2006 will be included in the Trust's Annual Report to shareholders for the fiscal year ending December 31, 2006.

                                   PERFORMANCE

     The following table shows, for the indicated periods ended December 31, 2005, the annualized total return of the Series I, Series II and NAV shares of each of the Acquired and Acquiring Portfolios. The performance information in the table does not reflect fees and expenses of any variable contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. Additional information about the performance of the Acquired and Acquiring Portfolios is included in Appendix B hereto ("Additional Information About Portfolio Performance").

                                             ONE     LIFE OF    DATE FIRST
PORTFOLIO                                    YEAR   PORTFOLIO    AVAILABLE
---------                                   -----   ---------   ----------
STRATEGIC VALUE TRUST   --Series I          -0.30%    -1.22%    04/30/2001
(Acquired Portfolio)    --Series II (1)     -0.53%    -1.35%    01/28/2002
                        --NAV (2)           -0.27%    -1.22%    02/28/2005

LARGE CAP VALUE TRUST   --Series I          15.49%    24.64%    05/05/2003
(Acquiring Portfolio)   --Series II         15.26%    24.38%    05/05/2003
                        --NAV (2)           15.54%    24.66%    02/28/2005

----------
(1) The Series II shares of the Acquired Portfolio were first offered January 28, 2002. For periods prior to that date, the performance shown reflects the performance of Series I shares which have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected the Series II expenses, performance would be lower.

(2) The NAV shares of each Portfolio were first offered February 28, 2005. For periods prior to that date, the performance shown reflects the performance of Series I shares which have higher expenses than NAV shares. Had the performance for periods prior to February 28, 2005 reflected NAV expenses, performance would be higher.

                      INFORMATION ABOUT THE REORGANIZATION

                      AGREEMENT AND PLAN OF REORGANIZATION

     The following summary of the Plan is qualified in its entirety by reference to the form of the Plan attached to this Proxy Statement/Prospectus as Appendix
A. The Plan provides that each Acquiring Portfolio will acquire all of the assets, subject to all of the liabilities, of its corresponding Acquired Portfolio in exchange for shares of the Acquiring Portfolio. Subject to the satisfaction of the conditions described below, such acquisition will take place as of the close of regularly scheduled trading on the New York Stock Exchange on December 1, 2006 or on such later date as may be determined by the Trust (the "Exchange Date"). The net asset value per share of each class of shares of each Acquired Portfolio and Acquiring Portfolio will be determined by dividing the Portfolio's assets, less liabilities, attributable to that share class, by the total number of outstanding shares of that class. The assets of each Portfolio will be valued in accordance with the valuation practices of that Portfolio. See "Additional Information About the Portfolios -- Purchase and Redemption of Shares (Calculation of Net Asset Value)" below.

     The number of full and fractional shares of an Acquiring Portfolio received by a shareholder of the corresponding Acquired Portfolio will be equal in value to the value of that shareholder's full and fractional shares of the Acquired Portfolio as of the close of regularly scheduled trading on the New York Stock Exchange on the Exchange Date (the "Effective Time"). Each Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record as of the Effective Time the shares of the Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. The holders of Series I, Series II and NAV shares of each Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the corresponding Acquiring Portfolio. Such liquidation and distribution will be accomplished by the establishment of accounts on the share records of the Acquiring Portfolios in the names of the shareholders of the Acquired Portfolios, each account representing the respective pro rata number of shares of the Acquiring Portfolio due the shareholder. After such distribution, the Trust will take all necessary steps under Massachusetts law, the Trust's Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolios.

     The Board has determined, with respect to the Acquired and Acquiring Portfolios, that the interests of shareholders and of variable contract owners whose contract values are invested in shares of such Portfolios ("contract owners") will not be diluted as a result of the Reorganization and that participation in the Reorganization is in the best interests of such Portfolios and such shareholders and contract owners.

     Certain of the existing investment limitations of the Acquired Portfolios that require shareholder approval for amendment prohibit the Acquired Portfolios from engaging in activities such as investing more than a stated percentage of their assets in an issuer's securities. By approving the Plan, the shareholders of an Acquired Portfolio will be deemed to have agreed to waive any such limitations solely insofar as they might be deemed to apply to the Reorganization.

     The consummation of the Reorganization with respect to the Combination of each Acquired Portfolio into its corresponding Acquiring Portfolio is subject to the conditions set forth in the Plan, including that the affirmative vote of the holders of at least a Majority of the Outstanding Voting Securities (as defined under "Voting Information" below) of the Acquired Portfolio entitled to vote approve the Reorganization. The Plan may be terminated and the Reorganization abandoned at any time prior to the Effective Time of the Reorganization, before or after approval by the shareholders of the Acquired Portfolios, by the Trust on behalf of any or all of the Acquired and Acquiring Portfolios if the Board determines that proceeding with the Reorganization is not in the best interests of any or all of the Acquired or Acquiring Portfolios or their respective shareholders or contract owners. The Plan provides that the Trust on behalf of any of the Acquired or Acquiring Portfolios may waive compliance with any of the covenants or conditions made therein for the benefit of the other Portfolio, except for certain conditions regarding the receipt of regulatory approvals.

     The expenses of the Reorganization (other than registration fees payable for the registration of shares of the Acquiring Portfolios in connection with the Reorganization, which will be payable by the Acquiring Portfolios) will be borne by the Acquired and Acquiring Portfolio and will be allocated between the Portfolios on the basis of their relative net assets as of June 30, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS. See "Voting Information" below.

     Shareholders of each Acquired Portfolio will receive Series I, Series II or NAV shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in the Plan as described above. Each such share will be fully paid and non-assessable when issued (except as noted under "Additional Information About the Portfolios - Massachusetts Business Trust") and transferable without restrictions and will have no preemptive or conversion rights.

     If the Plan is not approved by the shareholders of an Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. THE BOARD, INCLUDING ALL THE INDEPENDENT TRUSTEES, RECOMMENDS THAT SHAREHOLDERS APPROVE THE PLAN UNDER PROPOSALS 1 AND 2.

                         REASONS FOR THE REORGANIZATION

     The Reorganization will permit the Trust to substitute for the Acquired Portfolios corresponding Acquiring Portfolios that the Board believes will better serve the interests of shareholders. The Acquiring Portfolios have outperformed their corresponding Acquired Portfolios in recent years and will have lower management fees and are expected to have lower overall expense ratios than the corresponding Acquired Portfolios. As a result of the Reorganization, shareholders whose assets are invested in the Acquired Portfolios will be able to pursue broadly similar, in the case of the Strategic Value Trust, and comparable in the case of the Mid Cap Core Trust, investment objectives and policies as shareholders of the Acquiring Portfolios. In addition, with larger post-Combination assets, the Acquiring Portfolios are expected to operate more efficiently and to have improved prospects for growth.

                    BOARD CONSIDERATION OF THE REORGANIZATION

     [The Board, including the Independent Trustees, considered the Reorganization at its meeting held on September 28-29, 2006, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, JHIMS. The Board, at its March 29, 2006 meeting, had previously identified the Acquired Portfolios as requiring close monitoring with respect to performance. In the case of the Mid Cap Core Trust, the Board was informed at its June 29-30, 2006 meeting that management intended to present options, including possible fund combinations, at the September 28-29, 2006 meeting. In their review of the Reorganization, the Board was assisted by legal counsel, and the Independent Trustees were assisted by independent legal counsel. In reaching its decision at the September 28-29, 2006 meeting to recommend approval of the Reorganization, the Board concluded that the participation of the Acquired and Acquiring Portfolios in the Reorganization is in the best interests of each such Portfolio, as well as the best interests of shareholders of and contract owners whose contract values are invested in shares of the Acquired and Acquiring Portfolios, and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization.]

     In determining whether to approve the Reorganization and recommend its approval to shareholders, the Board made inquiry into a number of matters and considered the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Portfolios; (2) the comparative historical performance of the Acquired and Acquiring Portfolios, including performance as of June 30, 2006; (3) any advantages to shareholders of the Acquired Portfolios of investing in a larger post-Combination asset pools with potentially greater diversification, and the possible benefits of such a larger asset base to portfolio management of each Acquiring Portfolio; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Portfolios; (5) the expense ratios and available information regarding the fees and expenses of the Acquired and Acquiring Portfolios; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the respective subadvisers to the Acquired and Acquiring Portfolios; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder or contract owner interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Portfolios as a result of the Reorganization; (9) any direct or indirect benefits to JHIMS or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization.

     The Board's decision to recommend approval of the particular fund Combinations and the Reorganization was based on a number of factors, including the following:

Combination of Mid Cap Core Trust into Mid Cap Index Trust

     1. Although the investment objectives, policies and risks of the Acquired Portfolio differ from those of the Acquiring Portfolio, including insofar as the former is actively managed and the latter is an index fund, they are comparable in that both Portfolios are mid cap equity funds, and the Combination of the Acquired Portfolio into the Acquiring Portfolio will afford shareholders of the Acquired Portfolio both a reasonable measure of continuity of investment expectations and the likelihood of significantly improved performance;

     2. MFC Global (U.S.A.), as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those provided by AIM, the subadviser to the Acquired Portfolio;

     3. The Acquiring Portfolio has significantly outperformed the Acquired Portfolio in recent years; and

     4. The Acquiring Portfolio has a lower management fee and is expected to have lower overall expenses than the Acquired Portfolio.

Combination of the Strategic Value Trust into the Large Cap Value Trust

     1. The investment objectives, policies and risks of the Acquiring Portfolio are broadly similar to those of the Acquired Portfolio, and their combination will afford shareholders of the Acquired Portfolio substantial continuity of investment objectives and expectations;

     2. BlackRock, as subadviser to the Acquiring Portfolio, may be expected to provide investment advisory services and personnel of at least the same quality as those provided by MFS, the subadviser to the Acquired Portfolio;

     3. The Acquiring Portfolio has significantly outperformed the Acquired Portfolio in recent years and has also outperformed its benchmark index since the Portfolio's inception in May, 2003; and

     4. Under the management fee rates that will be in effect for the Acquiring Portfolio at the time of the Combination, the effective management fee rate for the Acquiring Portfolio is lower than for the Acquired Portfolio. Although at certain asset levels (greater than $1.5 billion) the effective management fee rate for the Acquiring Portfolio is slightly higher than for the Acquired Portfolio, the Acquired Portfolio is unlikely to attract sufficient assets to achieve its lower fee breakpoints and the Acquiring Portfolio is expected to have lower overall expenses than the Acquired Portfolio; moreover, the disadvantage of the potentially slightly higher management fee is outweighed by the expected benefits of the Combination, particularly with respect to the superior performance record of the Acquiring Portfolio.

The Reorganization as to both Acquired Portfolios

     1. The shareholders of each Acquired Portfolio, as a result of its combination with its corresponding Acquiring Portfolio, may expect to benefit from: (i) an immediately larger asset base to defray costs; and (ii) more efficient management and lower overall expenses on an ongoing basis;

     2. The combination of each Acquired Portfolio into its corresponding Acquiring Portfolio will not result in any dilution of shareholder or contract owner values; and

     3. Although the Reorganization will not qualify as a tax-free reorganization, no gain or loss will be recognized by any contract owner for federal income tax purposes as a result of the Reorganization.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

     The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series (the "Portfolios") and classes thereof. The Declaration of Trust authorizes the Board, without shareholder approval, to issue shares in different series, to create new series, to name the rights and preferences of the shareholders of each of the series, to approve mergers of series (to the extent consistent with applicable laws and regulations) and to designate a class of shares of a series as a separate series.

     The Acquired and Acquiring Portfolios are separate series or Portfolios of the Trust. The shares of the Trust may be issued in five classes: Series I shares (formerly referred to as Class A shares), Series II shares (formerly referred to as Class B shares); Series III shares, Series IIIA shares and NAV shares. Not all Trust Portfolios are currently authorized to or offer all classes of shares, and additional classes may be offered in the future. Currently, each of the Acquired and Acquiring Portfolios has Series I, Series II and NAV shares issued and outstanding. The Acquiring Portfolios will issue Series I, Series II and NAV shares in connection with the Reorganization. Each such share, when issued, will be fully paid and non-assessable (except as noted below under "Additional Information About the Portfolios -- Massachusetts Business Trust"). Series I shares, Series II shares and NAV shares may not be converted into shares of any other class.

     The Series I, Series II and NAV shares of the Acquired and Acquiring Portfolios are the same except for differences in class expenses, including different Rule 12b-1 fees for the Series I and Series II shares (see "Rule 12b-1 Fees" below), and, as described below, voting rights.

     All shares of each Portfolio have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

     Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Portfolio and upon liquidation in the net assets of the Portfolio remaining after satisfaction of outstanding liabilities. Fractional shares have proportionate fractional rights to full shares. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets or accrued liabilities that are not clearly allocable to a particular Portfolio will be allocated in the manner determined by the Board of Trustees.

     The expenses of each Portfolio of the Trust are borne by its Series I, Series II, Series III, Series IIIA and NAV shares (as applicable) based on the net assets of the Portfolio attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Portfolio include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which JHIMS as investment adviser to each Portfolio determines are properly allocable to a particular class. JHIMS will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. JHIMS' determination is subject to ratification or approval by the Board. The kinds of expenses that JHIMS may determine are properly allocable to a particular class include the following:
(i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies;
(ii) professional fees relating solely to such class; (iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

                         FEDERAL INCOME TAX CONSEQUENCES

     As a condition to the consummation of the Reorganization, the Trust will have received an opinion from Dykema Gossett PLLC, tax counsel to the Trust in connection with the Reorganization, to the effect that, based on the facts and assumptions stated therein and with respect to each Acquired Portfolio with its corresponding Acquiring Portfolio, for federal income tax purposes: (1) the transaction does not qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and will be treated as a taxable transaction; (2) the Acquired Portfolio will recognize gain or loss on each of its assets transferred to the Acquiring Portfolio equal to the difference between (i) the fair market value of such assets and (ii) the adjusted basis of such assets; (3) the Acquired Portfolio will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Acquired Portfolio; (5) the basis of each of the assets acquired by the Acquiring Portfolio will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Portfolio's holding period for the assets acquired from the Acquired Portfolio will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Portfolio will recognize any gain or loss upon the exchange of shares of the Acquired Portfolio for shares of the Acquiring Portfolio they received pursuant to the Reorganization; (8) the basis of the shares of the Acquiring Portfolio received by the former shareholders of the Acquired Portfolio will be the fair market value of the shares of the Acquiring Portfolio as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Portfolio for their shares of the Acquiring Portfolio will start as of the Effective Time of the Reorganization; and (10) no contract owner will recognize any gain or loss solely as a result of the Reorganization.

     Neither the Trust nor either Acquired or Acquiring Portfolio has sought a tax ruling from the Internal Revenue Service ("IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Contract owners should consult their own tax advisors concerning the potential tax consequences, including state and local income taxes.

                                 CAPITALIZATION

     As to each Proposal, the following tables show as of June 30, 2006 (unaudited): (1) the capitalization of the Acquired Portfolio; (2) the capitalization of the Acquiring Portfolio; and (3) the pro forma combined capitalization of the Acquiring Portfolio as if the Reorganization had occurred as of that date.

PROPOSAL 1

                                                                       NET ASSET         SHARES
PORTFOLIOS                                            NET ASSETS    VALUE PER SHARE   OUTSTANDING
----------                                           ------------   ---------------   -----------
(1) MID CAP CORE TRUST
(Acquired Portfolio)                   --Series I    $  2,878,858       $ 16.58          173,605
                                       --Series II     38,809,724         16.50        2,352,664
                                       --NAV          259,396,259         16.57       15,650,781
                                             TOTAL   $301,084,841                     18,177,050

(2) MID CAP INDEX TRUST*
(Acquiring Portfolio)                  --Series I    $238,278,994       $ 17.85       13,351,841
                                       --Series II     60,048,782         17.78        3,376,437
                                       --NAV          190,988,402         17.85       10,700,093
                                             TOTAL   $489,316,178                     27,428,371

Reduction in net assets and decrease   --Series I        ($35,078)       ($0.01)         (12,324)
in net asset values per share to       --Series II        (14,428)           --         (169,890)
reflect the estimated expenses of      --NAV              (65,494)           --       (1,118,778)
the Reorganization, and decrease in          TOTAL      ($115,000)                    (1,300,992)
outstanding shares relative to net
asset value upon the Reorganization.

(3) MID CAP INDEX TRUST*
(Acquiring Portfolio)
(pro-forma assuming                    --Series I    $241,122,774       $ 17.84       13,513,122
combination of (1) and (2))            --Series II     98,844,078         17.78        5,559,211
                                       --NAV          450,319,167         17.85       25,232,096
                                             TOTAL   $790,286,019                     44,304,429

-----------------

* Series III shares of the Acquiring Portfolio that were outstanding as of June 30, 2006 are not reflected in the table. The Acquiring Portfolio no longer offers Series III shares and, as of the date of this Proxy Statement/Prospectus, had no such shares issued and outstanding. The Acquiring Portfolio's Series III shares are reflected in the financial highlights for the Portfolio. See Appendix C hereto.

PROPOSAL 2

                                                                       NET ASSET         SHARES
PORTFOLIOS                                            NET ASSETS    VALUE PER SHARE   OUTSTANDING
----------                                           ------------   ---------------   -----------
(1) STRATEGIC VALUE TRUST
(Acquired Portfolio)                   --Series I    $ 25,572,214       $ 10.10        2,530,886
                                       --Series II     23,490,134         10.08        2,329,508
                                       --NAV          137,063,309         10.07       13,608,238
                                             TOTAL   $186,125,657                     18,468,632

(2) LARGE CAP VALUE TRUST
(Acquiring Portfolio)                  --Series I    $ 10,601,561       $ 20.98          505,219
                                       --Series II     89,044,246         20.90        4,259,493
                                       --NAV          240,279,158         21.00       11,442,726
                                             TOTAL   $339,924,965                     16,207,438

Reduction in net assets and            --Series I         ($7,907)           --       (1,312,001)
decrease in net asset values per       --Series II        (24,610)           --       (1,205,578)
share to reflect the estimated         --NAV              (82,483)       ($0.01)      (7,081,414)
expenses of the Reorganization, and          TOTAL      ($115,000)                    (9,598,993)
decrease in outstanding shares
relative to net asset value upon
the Reorganization.

(3) LARGE CAP VALUE TRUST
(Acquiring Portfolio) (pro-forma       --Series I    $ 36,165,868       $ 20.98        1,724,104

assuming combination of (1) and        --Series II    112,509,770         20.90        5,383,423
(2)) *                                 --NAV          377,259,984         20.99       17,969,550
                                             TOTAL   $525,935,622                     25,077,077

----------
* The Lifestyle Trusts (Portfolios of the Trust that invest in other Portfolios of the Trust) are expected to redeem approximately $68 million from the Acquired Portfolio or the Acquiring Portfolio approximately at the time of the Reorganization. If this redemption were reflected in the table, the pro forma information for the Acquiring Portfolio as a result of the Combination would change in the following respects: NAV Net Assets and Shares Outstanding would be approximately $309,259,984 and 14,733,682, and Total Net Assets and Shares Outstanding would be approximately $457,935,622 and 21,841,209.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

                                 RULE 12B-1 FEES

     The Trust has adopted a Distribution Plan under Rule 12b-1 under the 1940 Act for each of the Series I and Series II shares of each of the Portfolios. The NAV shares of the Portfolios are not subject to Rule 12b-1 fees.

     At present, Series I shares of the Acquired and Acquiring Portfolios are subject to a Rule 12b-1 fee of up to 0.05% of Series I share average daily net assets, and Series II shares of the Portfolios are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

     The Rule 12b-1 fees are paid to the Trust's distributor, John Hancock Distributors LLC (the "Distributor" or "JH Distributors"). To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees: (i) for any expenses relating to the distribution of the shares of the class; (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding paragraph; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Each Distribution Plan is a compensation plan rather than a reimbursement plan. Currently, all payments by the Distributor relating to Series I and Series II shares are made to insurance companies affiliated with JHIMS and the Distributor. However, payments may be made to unaffiliated insurance companies in the future

     Currently, each Series of shares pays a "service fee" of .25% of average daily net assets or, if less, the full amount of the applicable 12b-1 fee. The service fee is paid to the Distributor which then may reallocate all or a portion of the service fee to one or more affiliated or unaffiliated parties which have agreed to provide with respect to the shares of the Trust the kinds of services encompassed by the term "personal service and/or the maintenance of shareholder accounts" as defined in Rule 2830(d)(5) of the Conduct Rules of the NASD.

     Rule 12b-1 fees are paid out of a Portfolio's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

                           DIVIDENDS AND DISTRIBUTIONS

          The dividends and distributions procedures with respect to the Acquired and Acquiring Portfolios are the same. The Trust intends to declare as dividends substantially all of the net investment income, if any, of each of the Portfolios. Dividends from the net investment income and the net capital gain, if any, for each Portfolio will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Portfolio or paid in cash.

                        PURCHASE AND REDEMPTION OF SHARES

          The purchase and redemption procedures with respect to shares of the Acquired and Acquiring Portfolios are the same. Shares of each Portfolio of the Trust are offered continuously, without sales charge, at a price equal to their net asset value. Shares of each Portfolio are sold and redeemed at their net asset value next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by the Trust. Depending upon the net asset value at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, the Trust may suspend the right of redemption or postpone the date of payment beyond seven days during any period when: (i) trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays; (ii) an emergency exists, as determined by the SEC, as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets; or (iii) the SEC by order so permits for the protection of security holders of the Trust.

          Calculation of Net Asset Value. The net asset value of the shares of each of the Acquired and Acquiring Portfolios is determined once daily as of the close of trading on the New York Stock Exchange, Monday through Friday, except that no determination is required on: (i) days on which changes in the value of the Portfolio's portfolio securities will not materially affect the current net asset value of the shares of the Portfolio, (ii) days during which no shares of the Portfolio are tendered for redemption and no order to purchase or sell such shares is received by the Trust, or (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The net asset value per share of each share class of a Portfolio is computed by: (i) adding the sum of the value of the securities held by the Portfolio, plus any cash or other assets it holds, attributable to the class,
(ii) subtracting all its liabilities attributable to the class, and (iii) dividing the result by the total number of shares outstanding of the class at such time.

          Valuation of Securities. Securities held by each of the Portfolios, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, portfolio securities are valued at fair value as determined in good faith by the Board of Trustees. The Trustees have delegated the responsibility to fair value securities to the Trust's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

          Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the net asset value of a Portfolio's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that the Trustees or their designee believe accurately reflects its fair value.

          In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Trust may also fair value securities in other situations, for example, when a particular foreign market is closed but the Trust is calculating the net asset value for its Portfolios. In view of these factors, it is likely that Trust Portfolios investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Trust Portfolios investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

          For purposes of determining when fair value adjustments may be appropriate with respect to Trust Portfolios that invest in securities in foreign markets that close prior to the New York Stock Exchange, the Trust will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Trust Portfolios have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Trust Portfolios that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the net asset value of such Portfolios will be recommended to the Trust's Pricing Committee where applicable.

          Fair value pricing of securities is intended to help ensure that the net asset value of a Portfolio's shares reflects the value of the Portfolio's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Portfolio at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

          All money market instruments with a remaining maturity of 60 days or less held by the Portfolios are valued on an amortized cost basis.

                          DISRUPTIVE SHORT TERM TRADING

          None of the Trust's Portfolios is designed for short-term trading since such activity may increase portfolio transaction costs, disrupt management of a Portfolio (affecting a subadviser's ability to effectively manage a portfolio in accordance with its investment objective and policies) and dilute the interest in a portfolio held for long-term investment ("Disruptive Short-Term Trading"). An investor should invest in the Trust's Portfolios for long-term investment purposes only.

          The Board has adopted procedures to deter Disruptive Short-Term Trading, and the Trust seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a Portfolio's holdings, and the time when that change is reflected in the net asset value of the Portfolio's shares, the Portfolio is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. The Trust seeks to deter and prevent this activity, sometime referred to as "stale price arbitrage," by the appropriate use of "fair value" pricing of the securities in the Trust's Portfolios. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

Second, the Trust will seek to monitor purchases and redemptions of Trust shares. If management of the Trust becomes aware of Disruptive Short-Term Trading in any separate account of an insurance company that uses the Trust as its underlying investment vehicle, the Trust will request that the insurance company take appropriate action to ensure that the Disruptive Short-Term Trading ceases. If the Disruptive Short-Term Trading continues, the Trust will request that the insurance company impose restrictions on such trading. There can be no assurance that the insurance company will comply with the Trust's request. The

Trust will cooperate with efforts by the insurance companies to limit excessive transfers in the Trust's Portfolios by contract holders in their insurance products.

          Investors in the Trust should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that restrictions may vary among insurance companies and by insurance product. Investors should also note that by their nature, insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Portfolio shares by multiple investors are aggregated for presentation to a Portfolio on a net basis make it more difficult for the Trust to identify short-term transactions in a Portfolio and the investor who is effecting the transaction. Therefore, no assurance can be given that the Trust will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If the Trust is unsuccessful in restricting Disruptive Short-Term Trading, the Portfolios may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

          Market timers may target Portfolios with the following types of investments:

          1. Portfolios with significant investments in foreign securities traded on markets that close before the Portfolio determines its net asset value.

          2. Portfolios with significant investments in high yield securities that are infrequently traded.

          3. Portfolios with significant investments in small cap securities.

          Market timers may also target Portfolios with other types of investments, such as the Acquired and Acquiring Portfolios, for frequent trading of shares.

                                   TAX MATTERS

          Qualification as a Regulated Investment Company; Diversification Requirements Applicable to Insurance Company Separate Accounts. The Trust intends to take the steps necessary to qualify each Portfolio as a regulated investment company under Subchapter M of the Code and believes that each Portfolio will so qualify. As a result of qualifying as a regulated investment company, each Portfolio will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Portfolio is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

          Because the Trust complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91 and Rev. Rul. 2003-92 (no direct ownership by the public), the Trust expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Portfolio in which it invests, provided that the Portfolio qualifies as a regulated investment company. Therefore, each Portfolio intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Portfolio may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

          If a Portfolio failed to qualify as a regulated investment company:

     - owners of contracts based on the Portfolio would be treated as owning shares of the Portfolio (rather than their proportionate share of the assets of such Portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

     - the Portfolio would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

          In addition, if a Portfolio failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the Portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers to the Portfolios and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

          Foreign Investments. Portfolios investing in foreign securities or currencies may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Portfolio that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable contracts who allocate investments to a Portfolio of the Trust.

          Tax Implications for Insurance Contracts with Investments Allocated to the Trust. For information regarding the tax implications for the owner of a variable contract which is funded by investments in Portfolios of the Trust, please refer to the prospectus for the contract.

          The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. For additional information on taxes, see "Additional Information Concerning Taxes" in the Statement of Additional Information.

                          MASSACHUSETTS BUSINESS TRUST

          Under Massachusetts law, shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trustees or any officer of the Trust. The Declaration of Trust also provides for indemnification out of the property of a Trust Portfolio for all losses and expenses of any shareholder held personally liable for the obligations of such Portfolio. In addition, the Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon, but only out of the property of the affected Portfolio. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a particular Portfolio would be unable to meet its obligations. The Trust considers such risk to be remote.

                ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
                         AND TECHNIQUES AND RISK FACTORS

                RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

          The risks of investing in certain types of securities in which the Acquired and Acquiring Portfolios may invest are described below. Unless otherwise indicated below, the Acquired and Acquiring Portfolios may invest in all the types of securities described. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

EQUITY SECURITIES RISK

          Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a portfolio could decline if the financial condition of the companies the portfolio is invested in decline or if overall market and economic conditions deteriorate. Even portfolios that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

          Value Investing Risk. Some portfolios purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what their subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The portfolios bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A portfolio's strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

FIXED INCOME SECURITIES RISK

          Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

          Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline.

          Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a portfolio has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the portfolio's investments. Portfolios that may invest in lower rated fixed income securities are riskier than portfolios that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE FIXED INCOME SECURITIES IN THE LOWEST RATING CATEGORY

          Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by Standard & Poor's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

SMALL AND MEDIUM SIZE COMPANIES RISK

Small or Unseasoned Companies

     - Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

     - Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

     - Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a portfolio's investments to decrease if it needs to sell such securities when there are few interested buyers.

     - Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

     - Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies

          Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

FOREIGN SECURITIES RISK

          The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

     - Currency Fluctuations. Investments in foreign securities may cause a portfolio to lose money when converting investments from foreign currencies into U.S. dollars. A portfolio may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the portfolio could still lose money.

     - Political and Economic Conditions. Investments in foreign securities subject a portfolio to the political or economic conditions of the foreign country. These conditions could cause portfolio investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the portfolio from selling its investment and taking the money out of the country.

     - Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a portfolio from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a portfolio could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

     - Nationalization of Assets. Investments in foreign securities subject a portfolio to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

     - Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the portfolio to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

     - Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a portfolio, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

EXCHANGE TRADED FUNDS (ETFS) RISK

          These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A portfolio could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

LIQUIDITY RISK

          A portfolio is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the portfolio's ability to sell particular securities or close derivative positions at an advantageous price. Portfolios with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for portfolios which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions

INDEX RISK

          Since an index fund or portfolio is not actively managed, it will generally reflect the performance of the index which it attempts to track even in markets when this index does not perform well. The following factors may cause an index portfolio to deviate from the performance of its index: the securities held by the portfolio may not be fully representative of the index; the index portfolio has operating expenses and transaction costs which the index does not have; and the size and timing of the portfolio's cash flows may result in the Portfolio's performance being different than that of its index.

ACTIVE MANAGEMENT RISK

          Most portfolios (other than index funds) are actively managed by their subadvisers The performance of a portfolio that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving the portfolio's investment objective. If the subadviser's investment strategies do not perform as expected, the portfolio could underperform other mutual funds with similar investment objectives or lose money.

                                   ----------

          Additional risks of investing in the types of securities mentioned above are described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                    HEDGING AND OTHER STRATEGIC TRANSACTIONS

          Each of the Acquired and Acquiring Portfolios is authorized to use a variety of investment strategies. These strategies will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Portfolio. Hedging refers to protecting against possible changes in the market value of securities a Portfolio already owns or plans to buy or protecting unrealized gains in the Portfolio. These strategies may also be used to gain exposure to a particular securities market. The hedging and other strategic transactions which may be used are described below:

          - exchange-listed and over-the-counter put and call options on securities, financial futures contracts and fixed income indices and other financial instruments,

          -    financial futures contracts (including stock index futures),

          -    interest rate transactions*, and

          -    currency transactions.**

* A Portfolio's interest rate transactions may take the form of swaps, caps, floors and collars.

** A Portfolio's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

          Collectively, these transactions are referred to in this Proxy Statement/Prospectus as "Hedging and Other Strategic Transactions." Hedging and Other Strategic Transactions may be used for the following purposes:

          - to attempt to protect against possible changes in the market value of securities held or to be purchased by a Portfolio resulting from securities markets or currency exchange rate fluctuations,

          - to protect a Portfolio's unrealized gains in the value of its securities,

          - to facilitate the sale of a Portfolio's securities for investment purposes,

          - to manage the effective maturity or duration of a Portfolio's securities,

          - to establish a position in the derivatives markets as a substitute for purchasing or selling securities in a particular market, or

          - to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

          The ability of a Portfolio to utilize Hedging and Other Strategic Transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize Hedging and Other Strategic Transactions are different from those needed to select a Portfolio's securities. While a subadviser will use Hedging and Other Strategic Transactions in a Portfolio primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a loss to the Portfolio. These transactions may also increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a Portfolio's initial investment in such contracts. In addition, these transactions could result in a loss to the Portfolio if the counterparty to the transaction does not perform as promised.

          A detailed discussion of various Hedging and Other Strategic Transactions, including applicable regulations of the CFTC and the requirement to segregate assets with respect to these transactions, appears in the Statement of Additional Information.

                         ADDITIONAL INVESTMENT POLICIES

          Subject to certain restrictions and except as noted below, each of the Acquired and Acquiring Portfolios may use the following investment strategies and purchase the following types of securities.

LENDING OF PORTFOLIO SECURITIES

          Each Portfolio may lend its securities so long as such loans do not represent more than 33 1/3% of a portfolio's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

WHEN-ISSUED SECURITIES ("FORWARD COMMITMENTS")

          In order to help ensure the availability of suitable securities, each of the Portfolios may purchase debt or equity securities on a "when-issued" or on a "forward delivery" basis. These terms mean that the obligations will be delivered to the portfolio at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a portfolio will maintain on its record liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

U.S. GOVERNMENT SECURITIES

          Each of the Portfolios may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

REPURCHASE AGREEMENTS

          Each of the Portfolios may enter into repurchase agreements. Repurchase agreements involve the acquisition by a portfolio of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Portfolio's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchase agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

          Each of the Portfolios may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a portfolio may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Portfolio will maintain on its records liquid assets such as cash, Treasury bills or other U.S. Government Securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a portfolio's net asset value per share, each Portfolio will cover the transaction as described above.

MORTGAGE DOLLAR ROLLS

          Each of the Portfolios may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Portfolio sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

          At the time a Portfolio enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash, U.S. Government Securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

          A Portfolio may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the portfolio may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Portfolio's net asset value per share, each Portfolio will cover the transaction as described above.

WARRANTS

          Each of the Portfolios may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

ILLIQUID SECURITIES

          Each of the Portfolios is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, the Trust may be forced to sell them at a discount from the last offer price.

SHORT SALES

          The Strategic Value Trust, an Acquired Portfolio, may make short sales of securities. This means that the Portfolio may sell a security that it does not own in anticipation of a decline in the market value of the security. The Portfolio generally borrows the security to deliver to the buyer in a short sale. The Portfolio must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Portfolio must pay the lender interest on the security it borrows, and the Portfolio will lose money if the price of the security increases between the time of the short sale and the date when the Portfolio replaces the borrowed security. The Portfolio may also make short sales "against the box." In a short sale against the box, at the time of sale, the Portfolio owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

          Until the Portfolio closes its short position or replaces a borrowed security, it will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

                                   ----------

          These investment strategies and securities are more fully described in the Statement of Additional Information, which is incorporated by reference into this Proxy Statement/Prospectus.

                               VOTING INFORMATION

          Proxies from the shareholders of the Acquired Portfolios are being solicited by the Board for the Meeting to be held at 601 Congress Street, Boston, Massachusetts 02210 on NOVEMBER 30, 2006 AT 10:00 A.M. EASTERN TIME, or at such later time as designated upon adjournment.

SHAREHOLDERS OF THE TRUST

          The Trust does not sell its shares directly to the public but generally only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts ("contracts"), certain entities affiliated with the insurance companies and trustees of qualified pension and retirement plans ("qualified plans") for which JH Distributors performs certain administrative services. Only shares of a particular Portfolio are entitled to vote on matters which affect only the interests of that Portfolio.

          As of the Record Date, shares of the Acquired and Acquiring Portfolios were legally owned by John Hancock Life Insurance Company (U.S.A.) ("JHLICO (U.S.A.)"), John Hancock Life Insurance Company of New York ("JHLICO New York"), John Hancock Life Insurance Company ("JHLICO") and John Hancock Variable Life Insurance Company ("JHVLICO") and the "Lifestyle Trusts" (as defined below). See "Outstanding Shares and Share Ownership" below. In the Trust's view, to the extent that any of these insurance companies legally owns more than 25% of the shares of one or more of the Acquired or Acquiring Portfolios, such company, which lacks the power to vote ( see "Solicitation of Proxies and Voting Instructions" below) or dispose of, or a pecuniary interest in, such shares, would not beneficially own such shares and thus would not be a control person with respect to the Portfolio(s).

          Each of JHLICO (U.S.A.), JHLICO New York and JH Distributors is a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife"), a Canadian stock life insurance company. Each of JHLICO and JHVLICO is a wholly owned subsidiary of John Hancock Financial Services, Inc. The ultimate parent entity of each such insurance company and of JH Distributors is Manulife Financial Corporation ("MFC"), the holding company of Manulife and its subsidiaries, collectively known as "Manulife Financial." The principal offices of Manulife Financial are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

          JHLICO (U.S.A.) is a stock life insurance company originally organized under the laws of Pennsylvania, redomesticated under the laws of Michigan and having its principal address at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York and having its principal address at 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. JHLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 200 Clarendon Street, Boston, Massachusetts 02117. JHVLICO is a life insurance company organized under the laws of Massachusetts and having its principal offices at 197 Clarendon Street, Boston, Massachusetts 02117. Each of JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO holds shares of the Trust in their separate accounts through which they fund the variable contracts they issue and may hold shares directly.

          The Lifestyle Trusts are Portfolios of the Trust that operate as funds of funds and invest in other Trust Portfolios. The five Lifestyle Trusts are: the Lifestyle Aggressive 1000 Trust, Lifestyle Growth 820 Trust, Lifestyle Balanced 640 Trust, Lifestyle Moderate 460 Trust and Lifestyle Conservative 280 Trust.

For purposes of this Proxy Statement/Prospectus and with respect to the Mid Cap Index Trust, an Acquiring Portfolio, the "Lifestyle Trusts" also include the Index Allocation Trust, another fund of funds of the Trust which invests in other Trust Portfolios which are index funds. JHLICO (U.S.A.) and JHLICO New York are the legal owners of shares of the Lifestyle Trusts held in their separate accounts.

VOTING RIGHTS AND PROCEDURES

          Shareholders of record at the close of business on October 3, 2006 (the "Record Date") will be entitled to vote at the Meeting or any adjournment thereof.

          Quorum; Definition of a Majority of Outstanding Voting Securities; Required Vote. The holders of 30% of the outstanding shares of the Acquired Portfolios at the close of business on the Record Date present in person or by proxy will constitute a quorum for the Meeting. A majority of the outstanding voting securities of each Acquired Portfolio entitled to vote at the close of business on that date is required to approve the Proposal as to that Portfolio. As used in this Proxy Statement/Prospectus, the vote of a "Majority of the Outstanding Voting Securities" means the affirmative vote of the lesser of:

(1) 67% or more of the voting securities of the Acquired Portfolio present at the Meeting, if the holders of more than 50% of the outstanding voting securities of the Acquired Portfolio are present in person or by proxy; or

(2)  more than 50% of the outstanding voting securities of the Acquired
     Portfolio.

Acquired Portfolio shareholders are entitled to one vote for each share of Series I, Series II and NAV shares held and fractional votes for fractional shares held. No shares have cumulative voting rights.

          In the event the necessary quorum to transact business or the vote required to approve a Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies. Any such adjournment as to a Proposal will require the affirmative vote of the holders of a majority of the shares of the affected Portfolio cast at the Meeting. The persons named as proxies will vote for or against any adjournment in their discretion.

          Abstentions. Abstentions are counted as shares eligible to vote at the Meeting in determining whether a quorum is present, but do not count as votes cast with respect to a Proposal. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined with reference to a percentage of votes present at the Meeting, which would have the effect of treating abstentions as if they were votes against the Proposal.

          Portfolio Voting. Shares of the Acquired Portfolios will be voted in the aggregate and not by class of shares with respect to the Proposals.

          Revocation of Proxies. Proxies may be revoked prior to the voting of the shares represented thereby by: (i) mailing written instructions addressed to the Secretary of the Trust at 601 Congress Street, Boston, Massachusetts 02210, or (ii) signing and returning a new proxy, in each case if received by the Trust by November 29, 2006. ALL VALID PROXIES WILL BE VOTED IN ACCORDANCE WITH SPECIFICATIONS THEREON, OR IN THE ABSENCE OF SPECIFICATIONS, FOR APPROVAL OF THE PROPOSALS.

SOLICITATION OF PROXIES AND VOTING INSTRUCTIONS

          The Trust is soliciting proxies from the shareholders of the Acquired Portfolios, including JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO, which have the right to vote upon matters that may be voted upon at a special shareholders' meeting. JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will furnish this Proxy Statement/Prospectus to the owners of contracts participating in separate accounts registered under the 1940 Act that hold shares of the Acquired Portfolios to be voted at the Meeting and will solicit voting instructions from those contract owners.

          JHLICO (U.S.A.), JHLICO New York, JHLICO and JHVLICO will vote all shares of the Acquired Portfolios issued to them in proportion to the timely instructions received from contract owners participating in the separate accounts described above. In addition, the Trust will vote all shares of the Acquired Portfolios held by the Lifestyle Trusts in proportion to such instructions.

          Under the Plan, the expenses of the Reorganization, including the cost of the preparation and distribution of these proxy materials, will be borne by the Acquired and Acquiring Portfolios and will be allocated between the Portfolios on the basis of their relative net assets as of June 30, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by JHIMS. In addition to the solicitation of proxies by the use of the mails, proxies may be solicited by officers and employees of the Trust, JHIMS and its agents or affiliates, personally or by telephone. Brokerage houses, banks and other fiduciaries may be requested to forward soliciting materials to their principals and to obtain authorization for the execution of voting instructions. For those services, they will be reimbursed by the Trust for their out-of-pocket expenses. For the estimated expenses of the Reorganization, see "Capitalization" above.

                     OUTSTANDING SHARES AND SHARE OWNERSHIP

ACQUIRED PORTFOLIOS

          As of the Record Date, the number of votes eligible to be cast at the Meeting with respect to the Series I, Series II and NAV shares of each of the Acquired Portfolios, and the percentage ownership thereof by each of JHLICO (U.S.A.), JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                                        PERCENTAGE OF SHARES HELD BY:
                                              -------------------------------------------------
                               NUMBER OF      JHLICO     JHLICO                       LIFESTYLE
PORTFOLIO AND SHARE CLASS   ELIGIBLE VOTES   (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
-------------------------   --------------   --------   --------   ------   -------   ---------
MID CAP CORE TRUST
   --Series I
   --Series II
   --NAV

STRATEGIC VALUE TRUST
   --Series I
   --Series II
   --NAV

----------
*    Represents the aggregate percentage ownership of shares by the Lifestyle
     Trusts.

          [As of the Record Date, to the knowledge of the Trust, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding shares of any class of either of the Acquired Portfolios.]

          As of the Record Date, Trustees and officers of the Trust, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of either of the Acquired Portfolios.

ACQUIRING PORTFOLIOS

          As of the Record Date, the number of shares outstanding with respect to the Series I, Series II and NAV shares of the Acquiring Portfolios, and the percentage ownership thereof by each of JHLICO U.S.A.), JHLICO New York, JHLICO, JHVLICO and the Lifestyle Trusts, are set forth below:

                                                     PERCENTAGE OF SHARES HELD BY:
                             NUMBER OF    --------------------------------------------------
                            OUTSTANDING    JHLICO     JHLICO                       LIFESTYLE
PORTFOLIO AND SHARE CLASS      SHARES     (U.S.A.)   NEW YORK   JHLICO   JHVLICO    TRUSTS*
-------------------------   -----------   --------   --------   ------   -------   ---------
MID CAP INDEX TRUST
   --Series I
   --Series II
   --NAV

LARGE CAP VALUE TRUST
   --Series I
   --Series II
   --NAV

----------
* Represents the aggregate percentage ownership of shares by the Lifestyle Trusts, including the Index Allocation Trust.

          [As of the Record Date, to the knowledge of the Trust, no record owner of one or more variable contracts had voting authority with respect to 5% or more of the outstanding Series I, Series II or NAV shares of either of the Acquiring Portfolios].

          As of the Record Date, Trustees and officers of the Trust, in the aggregate, beneficially owned or had the right to provide voting instructions for less than 1% of the outstanding shares of any class of either of the Acquiring Portfolios.

                              FINANCIAL STATEMENTS

          The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2005 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2006, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Acquiring Portfolios. The financial highlights of the Acquired and Acquiring Portfolios as of June 30, 2006 are included in Appendix C to this Proxy Statement/Prospectus.

          The Trust will furnish, without charge, a copy of the Trust's Annual Report for the fiscal year ended December 31, 2005 and Semi-Annual Report for the six-month period ended June 30, 2006 to any shareholder or contract owner upon request. To obtain a report, please contact the Trust by calling 1-800-344-1029 or by writing to the Trust at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Gordon Shone.

                                  LEGAL MATTERS

          Certain matters concerning the issuance of shares of the Acquiring Portfolios will be passed upon by Betsy Anne Seel, Esq., Assistant Vice President and Senior Counsel, U.S. Operations Law Department, John Hancock. Certain tax consequences of the Reorganization will be passed upon by Dykema Gossett PLLC, 400 Renaissance Center, Detroit, Michigan 48243.

                                  OTHER MATTERS

          The Board does not know of any matters to be presented at the Meeting other than those mentioned in this Proxy Statement/Prospectus. If any other matters properly come before the Meeting, the shares represented by proxies will be voted in accordance with the best judgment of the person or persons voting the proxies.

          The Trust is not required to hold annual meetings of shareholders and, therefore, it cannot be determined when the next meeting of shareholders will be held. Shareholder proposals to be presented at any future meeting of shareholders of the Trust must be received by the Trust a reasonable time before the Trust's solicitation of proxies for that meeting in order for such proposals to be considered for inclusion in the proxy materials related to that meeting.

                        BY ORDER OF THE BOARD OF TRUSTEES

October 19, 2006
Boston, Massachusetts

IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY. THEREFORE, SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE MEETING IN PERSON ARE URGED TO COMPLETE, SIGN AND DATE THE PROXY CARD AND RETURN IT IN THE ENCLOSED ENVELOPE.

                                   APPENDIX A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") is made this ___ day of ______________, 2006, by John Hancock Trust (the "Trust"), a Massachusetts business trust, on behalf of each of the Acquired Portfolios (the "Acquired Portfolio") and each of the corresponding Acquiring Portfolios (the "Acquiring Portfolios") listed below, each of which is a separate series or portfolio of the Trust, and, for purposes of Section 9 of the Plan only, by John Hancock Investment Management Services, LLC, the investment adviser to the Trust:

ACQUIRED PORTFOLIOS     ACQUIRING PORTFOLIOS
-------------------     --------------------
Mid Cap Core Trust      Mid Cap Index Trust
Strategic Value Trust   Large Cap Value Trust

     WHEREAS, with respect to each Acquired Portfolio and its corresponding Acquiring Portfolio, the Trust intends to provide for the reorganization of the Acquired Portfolio through the acquisition by the Acquiring Portfolio of all or substantially all of the assets, subject to all of the liabilities, of the Acquired Portfolio in exchange for Series I, Series II and NAV voting shares of beneficial interest, par value $.01 per share, of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Acquired Portfolio and the distribution to Acquired Portfolio shareholders of the Acquiring Portfolio Shares (the "Reorganization"); and

     WHEREAS, with respect to each Acquired Portfolio and its corresponding Acquiring Portfolio, the Board of Trustees of the Trust has determined that the transfer of all or substantially all of the assets and all of the liabilities of the Acquired Portfolio to the Acquiring Portfolio is in the best interests of each such Portfolio, as well as the best interests of shareholders and owners of variable life and annuity contracts funded by shares of such Portfolios ("contract owners"), and that the interests of existing shareholders and contract owners will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the mutual promises herein contained, the Trust on behalf of, respectively, each Acquired Portfolio and its corresponding Acquiring Portfolio hereto agrees as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES AND LIQUIDATION OF THE ACQUIRED PORTFOLIO

     (a) Plan of Reorganization.

     (i) The Trust on behalf of the Acquired Portfolio, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Acquired Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Acquired Portfolio and (B) issue and deliver to the Acquired Portfolio that number of full and fractional Series I, Series II and NAV shares of the Acquiring Portfolio as determined in Section 1(c) hereof. Any Series I, Series II and NAV shares of capital stock (if any), par value $.01 per share, of the Acquired Portfolio ("Acquired Portfolio Shares") held in the treasury of the Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Acquired Portfolio and the Acquiring Portfolio shall be performed by State Street Bank and Trust Company (the "Custodian"), as custodian and pricing agent for the Acquired Portfolio and the Acquiring Portfolio. The determination of the Custodian shall be conclusive and binding on all parties in interest.

     (ii) As of the Effective Time of the Reorganization, the Acquired Portfolio will liquidate and distribute pro rata to its shareholders of record ("Acquired Portfolio shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to
Section 1(a)(i) in actual or constructive exchange for the shares of the Acquired Portfolio held by the Acquired Portfolio shareholders. The holders of Series I, Series II and NAV shares of the Acquired Portfolio will receive, respectively, Series I, Series II and NAV shares of the Acquiring Portfolio. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio shareholders and representing the respective pro-rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

     (iii) As soon as practicable after the Effective Time of the Reorganization, the Trust shall take all the necessary steps under Massachusetts law, the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

     (b) Exchange Date and Effective Time of the Reorganization.

     (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on the day (the "Exchange Date") which is the later of
(A) the final adjournment of the meeting of the holders of Acquired Portfolio shares at which this Plan will be considered, (B) December 1, 2006 and (C) such later day as the Trust may determine.

     (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

     (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Acquired Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     (iv) On the Exchange Date, portfolio securities of the Acquired Portfolio shall be transferred by the Custodian to the account of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

     (c) Valuation.

     (i) The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Portfolio and the net value of the assets of the Acquired Portfolio to be transferred in exchange for such Series I, Series II and NAV shares shall be determined as of the Effective Time of the Reorganization. The net asset value per share of the Series I, Series II and NAV shares of the Acquiring Portfolio shall be computed by the Custodian in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Acquired Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets of the Acquired Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

     (ii) The number of Series I, Series II and NAV shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Acquired Portfolio's assets shall be determined by dividing the net value of the assets of the Acquired Portfolio attributable to shares of each class and to be transferred by the net asset value per share of the corresponding Series I, Series II and NAV shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

     (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Acquired Portfolio.

2. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF EACH ACQUIRING PORTFOLIO

     The Trust on behalf of each Acquiring Portfolio represents and warrants as follows:

     (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquiring Portfolio and the Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. The Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of the Trust dated April 28, 2006, as supplemented, and the current statement of additional information of the Trust dated April 28, 2006, as supplemented, and as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission ("Commission"), comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2005, which have been audited by the independent registered public accounting firm retained by the Trust, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

     (f) Shares to be Issued Upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust Portfolio could, under certain circumstances, be held personally liable for the obligations of such Portfolio).

     (g) Authority Relative to this Plan. The Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (h) Liabilities. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2005 or otherwise previously disclosed to the Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

     (i) No Material Adverse Change. Since December 31, 2005, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (j) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or the Acquiring Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

     (k) Contracts. No default exists under any material contract or other commitment on behalf of the Acquiring Portfolio to which the Trust is subject.

     (l) Taxes. All federal and other income tax returns of the Trust with respect to the Acquiring Portfolio required to be filed by the Trust with respect to the Acquiring Portfolio have been filed for all taxable years to and including December 31, 2005, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquiring Portfolio have been paid so far as due. The Trust and the Acquiring Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquiring Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquiring Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (m) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

3. REPRESENTATIONS AND WARRANTIES OF THE TRUST ON BEHALF OF EACH ACQUIRED PORTFOLIO

     The Trust on behalf of each Acquired Portfolio represents and warrants as follows:

     (a) Organization, Existence, etc. The Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquired Portfolio is a validly existing series of shares of such business trust representing interests in a separate portfolio thereof under the laws of Massachusetts. Each of the Acquired Portfolio and the Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

     (b) Registration as Investment Company. The Trust is registered under the Act as an open-end management investment company; such registration has not been revoked or rescinded and is in full force and effect.

     (c) Current Offering Documents. The current prospectus of the Trust dated April 28, 2006, as supplemented, and the current statement of additional information of the Trust dated April 28, 2006, as supplemented, and as each may be further supplemented or amended, included in the Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (d) Capitalization. The Trust has an unlimited number of authorized shares of beneficial interest, par value $.01 per share. All of the outstanding shares of the Trust have been duly authorized and are validly issued, fully paid and non-assessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). All such shares of the Acquired Portfolio will, at the Effective Time of the Reorganization, be held by the shareholders of record of the Acquired Portfolio as set forth on the books and records of the Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Acquired Portfolio shares, and the Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquired Portfolio shares (other than any existing dividend reinvestment plans of the Acquired Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Acquired Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Trust). All of the Acquired Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

     (e) Financial Statements. The Financial Statements of the Trust for the fiscal year ended December 31, 2005, which have been audited by the independent registered public accounting firm retained by the Trust, fairly present the financial position of the Acquired Portfolio as of the dates thereof and its results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

     (f) Authority Relative to this Plan. The Trust, on behalf of the Acquired Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Trust's Board of Trustees and no other proceedings by the Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

     (g) Liabilities. There are no liabilities of the Acquired Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Trust's Financial Statements with respect to the Acquired Portfolio and liabilities incurred in the ordinary course of business subsequent to December 31, 2005 or otherwise previously disclosed to the Trust with respect to the Acquired Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquired Portfolio.

     (h) No Material Adverse Change. Since December 31, 2005, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquired Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

     (i) Litigation. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Trust, threatened which would adversely affect the Trust or the Acquired Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Trust or the Acquired Portfolio and, to the knowledge of the Trust, there are no regulatory investigations of the Trust or the Acquired Portfolio, pending or threatened, other than routine inspections and audits.

     (j) Contracts. The Trust is not subject to any contracts or other commitments on behalf of the Acquired Portfolio (other than this Plan) which will not be terminated with respect to the Acquired Portfolio without liability to the Trust or the Acquired Portfolio as of or prior to the Effective Time of the Reorganization.

     (k) Taxes. All federal and other income tax returns of the Trust with respect to the Acquired Portfolio required to be filed by the Trust with respect to the Acquired Portfolio have been filed for all taxable years to and including December 31, 2005, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Trust with respect to the Acquired Portfolio have been paid so far as due. The Trust and the Acquired Portfolio currently are, at all times since their inception have been, and will continue to be up until and at the Exchange Date, in compliance with Section 817(h)(1) of the Code and Treas. Reg. Section 1.817-5, as if those provisions applied directly to that Portfolio, relating to the diversification requirements for variable annuity, endowment and life insurance contracts. The Acquired Portfolio's shares are (and since its inception have been) held only by (a) insurance company "segregated asset accounts" within the meaning of Treas. Reg. Section 1.817-5(e) and (b) other purchasers of the kind specified in Treas. Reg. Section 1.817-5(f)(3) as from time to time in effect. The Acquired Portfolio is, and at all times since its inception has been, qualified as a "regulated investment company" under subchapter M of the Code.

     (l) No Approvals Required. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Acquired Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Trust of the Reorganization, except such as have been obtained as of the date hereof.

4. COVENANTS OF THE TRUST ON BEHALF OF EACH ACQUIRING PORTFOLIO

     The Trust on behalf of each Acquiring Portfolio covenants to the following:

     (a) Registration Statement. On behalf of the Acquiring Portfolio, the Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Acquired Portfolio relating to the meeting of the Acquired Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolio's shareholders meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the proxy statement/prospectus (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     (b) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquiring Portfolio agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization.

     (c) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to the Acquiring Portfolio shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

5. COVENANTS OF THE TRUST ON BEHALF OF EACH ACQUIRED PORTFOLIO

     The Trust on behalf of each Acquired Portfolio covenants to the following:

     (a) Meeting of the Acquired Portfolio's Shareholders. The Trust shall call and hold a meeting of the shareholders of the Acquired Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

     (b) Portfolio Securities. With respect to the assets to be transferred in accordance with Section 1(a), the Acquired Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Trust's books. At least five (5) business days prior to the Exchange Date, the Acquired Portfolio will provide the Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Acquired Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Acquired Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Acquired Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Trust will prepare and deliver, on the Exchange Date, immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Acquired Portfolio as of the Effective Time of the Reorganization and prepared in accordance with GAAP (the "Schedule"). All securities to be listed in the Schedule for the Acquired Portfolio as of the Effective Time of the Reorganization will be owned by the Acquired Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in the Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

     (c) Registration Statement. In connection with the preparation of the Registration Statement, the Trust on behalf of the Acquired Portfolio will furnish the information relating to the Acquired Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Acquired Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Acquired Portfolio's shareholders meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Trust, insofar as they relate to the Acquired Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional

Information made in reliance upon and in conformity with information furnished by the Trust with respect to the Acquired Portfolio for use in the Registration Statement, Prospectus or Statement of Additional Information as provided in this
Section 5(c).

     (d) Cooperation in Effecting Reorganization. The Trust on behalf of the Acquired Portfolio agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

     (e) Operations in the Ordinary Course. Except as otherwise contemplated by this Plan, the Trust with respect to the Acquired Portfolio shall conduct its business in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

     (f) Statement of Earnings and Profits. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Trust on behalf of the Acquired Portfolio shall prepare a statement of the earnings and profits of the Acquired Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF EACH ACQUIRED PORTFOLIO

The obligations of the Trust on behalf of each Acquired Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Portfolio's Shareholders. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Acquired Portfolio entitled to vote on the matter ("Acquired Shareholder Approval").

     (b) Covenants, Warranties and Representations. With respect to the Acquiring Portfolio, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since December 31, 2005.

     (c) Regulatory Approval. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

     (d) Tax Opinion. The Trust shall have received the opinion of Dykema Gossett PLLC, dated on or before the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Trust, as to certain of the federal income tax consequences under the Code of the Reorganization insofar as it relates to the Acquired Portfolio and the Acquiring Portfolio (the "Tax Opinion"). For purposes of rendering its opinion, Dykema Gossett PLLC may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the Prospectus and Statement of Additional Information, and on such other written representations as a senior officer of the Trust will have verified as of the Effective Time of the Reorganization. The opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (1) the transaction does not qualify as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and will be treated as a taxable transaction;
(2) the Acquired Portfolio will recognize gain or loss on each of its assets transferred to the Acquiring Portfolio equal to the difference between (i) the fair market value of such assets and (ii) the adjusted basis of such assets; (3) the Acquired Portfolio will be entitled to a deduction for dividends paid to its shareholders in an amount sufficient to offset its regulated investment company taxable income and its capital gains and therefore will not incur any federal income tax liability for its last complete year ending on the date of the Reorganization; (4) the Acquiring Portfolio will not recognize gain or loss upon the receipt of the assets of the Acquired Portfolio; (5) the basis of each of the assets acquired by the Acquiring Portfolio will be the fair market value of such assets as of the Effective Time of the Reorganization; (6) the Acquiring Portfolio's holding period for the assets acquired from the Acquired Portfolio will start as of the Effective Time of the Reorganization; (7) the shareholders of the Acquired Portfolio will recognize any gain or loss upon the exchange of shares of the Acquired Portfolio for shares of the Acquiring Portfolio they received pursuant to the Reorganization; (8) the basis of the shares of the Acquiring Portfolio received by the former shareholders of the Acquired Portfolio will be the fair market value of the shares of the Acquiring Portfolio as of the Effective Time of the Reorganization; (9) the holding period of the former shareholders of the Acquired Portfolio for their shares of the Acquiring Portfolio will start as of the Effective Time of the Reorganization; and (10) no contract owner will recognize any gain or loss solely as a result of the Reorganization.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST ON BEHALF OF EACH ACQUIRING PORTFOLIO

     The obligations of the Trust on behalf of each Acquiring Portfolio with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

     (a) Approval by the Acquired Portfolio's Shareholders. The Acquired Shareholder Approval shall have been obtained with respect to the Acquired Portfolio.

     (b) Covenants, Warranties and Representations. With respect to the Acquired Portfolio, the Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h) in the financial condition, results of operations, business, properties or assets of the Acquired Portfolio since December 31, 2005.

     (c) Portfolio Securities. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by John Hancock Investment Management Services, LLC (or, at its discretion, by the subadviser for the Acquiring Portfolio) as consistent with the investment policies of the Acquiring Portfolio.

     (d) Regulatory Approval. The Regulatory Approvals shall have been obtained.

     (e) Distribution of Income and Gains. The Trust on behalf of the Acquired Portfolio shall have distributed to the shareholders of the Acquired Portfolio all of the Acquired Portfolio's investment company taxable income (without regard to the deductions for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carryforward, for its taxable year ending on the Exchange Date.

     (f) Tax Opinion. The Trust shall have received the Tax Opinion.

8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

     (a) Amendments. The Trust may, by an instrument in writing authorized by the Board of Trustees, amend this Plan at any time before or after approval hereof by the shareholders of the Acquired Portfolios, but after such approval, no amendment shall be made which substantially changes the terms hereof.

     (b) Waivers. At any time prior to the Effective Time of the Reorganization, the Trust, on behalf of any or all of the Acquired and Acquiring Portfolios, may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it or such Portfolio or Portfolios contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit or the benefit of such Portfolio or Portfolios contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

     (c) Termination. This Plan may be terminated by the Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Acquired Portfolios, without liability on the part of any party hereto, its Trustees, officers or shareholders, in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders or contract owners of any or all of the Acquired and the Acquiring Portfolios or for any other reason.

     (d) Unless the Trust shall otherwise determine by written instrument, this Plan shall terminate without liability as of the close of business on January 31, 2007 if the Effective Time of the Reorganization is not on or prior to such date.

     (e) Survival. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

9. EXPENSES

     The expenses of the Reorganization will be borne by the Acquired and Acquiring Portfolios and will be allocated between the Portfolios on the basis of their relative net assets as of June 30, 2006. If the Reorganization is not consummated, the expenses of the Reorganization will be paid by John Hancock Investment Management Services, LLC. Such expenses include, without limitation,
(i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement (other than registration fees payable to the Commission in respect of the registration of the Acquiring Portfolio shares registered thereby, which shall be payable by the Acquiring Portfolio;
(iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization.

10. RELIANCE

     All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Acquired Portfolios, the Acquiring Portfolios and the Trust notwithstanding any investigation made by such party or on its behalf.

11. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

     (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

     (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

     (c) This Plan shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

     (d) This Plan shall bind and inure to the benefit of the Trust, the Acquired Portfolios and the Acquiring Portfolios and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

     (e) The name "John Hancock Trust" is the designation of the Trustees under an Agreement and Declaration of Trust dated September 29, 1988, as amended, and all persons dealing with the Trust must look solely to the Trust's property for the enforcement of any claims against the Trust, as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Trust. No series of the Trust shall be liable for claims against any other series of the Trust.

IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.

                                        JOHN HANCOCK TRUST
                                        on behalf of each Acquired Portfolio


                                        BY:
                                            ------------------------------------
                                        Name: Keith F. Hartstein
                                        Title: President


                                        JOHN HANCOCK TRUST
                                        on behalf of each Acquiring Portfolio


                                        BY:
                                            ------------------------------------
                                        Name: John Vrysen
                                        Title: Chief Financial Officer

                                        For purposes of Section 9 of this
                                        Agreement only:


                                        JOHN HANCOCK INVESTMENT MANAGEMENT
                                        SERVICES, LLC

                                        BY: JOHN HANCOCK LIFE INSURANCE COMPANY
                                            (U.S.A.) (its Managing Member)


                                        BY:
                                            ------------------------------------
                                        Name:
                                              ----------------------------------
                                        Title:
                                               ---------------------------------

                                   APPENDIX B

               ADDITIONAL INFORMATION ABOUT PORTFOLIO PERFORMANCE

     PERFORMANCE INFORMATION. This Appendix contains for each of the Acquired and Acquiring Portfolios a bar chart and a performance table which provide some indication of the risks of investing in the Portfolio.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each Portfolio over the last ten years or, if shorter, from the inception date of the Portfolio. The performance of Series II shares would be lower than Series I performance because Series II shares are subject to higher Rule 12b-1 fees than Series I shares. The performance of NAV shares of each Portfolio would be higher since NAV shares do not have Rule 12b-1 fees.

     Performance Table. The table compares each Portfolio's one, five and ten year (or, if less, since inception) average annual returns as of December 31, 2005 (unaudited) for Series I, Series II and NAV shares to those of a broad measure of market performance such as an index.

     Performance information in the Bar Chart and the Performance Table reflects all fees charged to each Portfolio such as advisory fees and all Portfolio expenses. None of the Portfolios charges a sales load or a surrender fee. The performance information does not reflect fees and expenses of any variable insurance contract which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. THE PAST PERFORMANCE OF ANY PORTFOLIO IS NOT NECESSARILY AN INDICATION OF HOW A PORTFOLIO WILL PERFORM IN THE FUTURE.

                               MID CAP CORE TRUST
                              (Acquired Portfolio)

PERFORMANCE (A, B)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.66% (for the quarter ended 12/2003) and the lowest return was -2.55% (for the quarter ended 3/2004).

     [BAR CHART]

14.3%  6.1%
2004   2005

                           ONE     LIFE OF    DATE FIRST
                           YEAR   PORTFOLIO   AVAILABLE
                          -----   ---------   ---------
MID CAP CORE TRUST
   Series I                6.12%    16.09%    05/05/2003
   Series II               5.89%    15.87%    05/05/2003
   Series NAV(B)           6.26%    16.15%    02/28/2005
Russell Midcap Index(A)   12.65%    24.95%

----------
(A) The return of the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for the index is only provided as of month end.

(B) NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

                               MID CAP INDEX TRUST
                              (Acquiring Portfolio)

PERFORMANCE (A, B, C)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/2001) and the lowest return was --16.75% (for the quarter ended 9/2002).

     [BAR CHART]

-1.7%   -15.2%   34.6%   15.8%   12.0%
 2001    2002    2003    2004    2005

                           ONE     FIVE    LIFE OF    DATE FIRST
PORTFOLIO                  YEAR   YEARS   PORTFOLIO    AVAILABLE
---------                 -----   -----   ---------   ----------
MID CAP INDEX TRUST
   Series I               12.02%   7.80%    8.16%     05/01/2000
   Series II(C)           11.79%   7.67%    8.04%     01/28/2002
   Series NAV(B)          12.08%   7.81%    8.17%     04/29/2005
S&P Midcap 400 Index(A)   12.55%   8.60%    9.02%

(A) The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since information for this index is only provided as of a month end.

(B) NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(C) Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                              STRATEGIC VALUE TRUST
                              (Acquired Portfolio)

PERFORMANCE (A, B, C, D, E)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 19.83% (for the quarter ended 6/2003) and the lowest return was --17.89% (for the quarter ended 9/2002).

     [BAR CHART]

-27.2   28.8%   18.0%   -0.3%
 2002   2003    2004    2005


                               ONE     LIFE OF    DATE FIRST
PORTFOLIO                      YEAR   PORTFOLIO    AVAILABLE
---------                     -----   ---------   ----------
STRATEGIC VALUE TRUST
Series I                      -0.30%    -1.22%    04/30/2001

Series II(E)                  -0.53%    -1.35%    01/28/2002
Series NAV (D)                -0.27%    -1.22%    02/28/2005
Russell 1000 Value Index(B)    7.07%     5.95%
Combined Index(B, C)           7.05%     3.74%

(A)  Effective May 1, 2003, the portfolio changed its investment policies.

(B) The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(C) The Combined Index represents the performance of the S&P 500 Index from inception to April 30, 2003 and the Russell 1000 Value Index from May 1, 2003 thereafter.

(D) NAV shares were first offered February 28, 2005. Performance shown for periods prior to that date is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

(E) Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses. performance would be lower.

                              LARGE CAP VALUE TRUST
                              (Acquiring Portfolio)

PERFORMANCE (A, B)

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 11.84% (for the quarter ended 12/2004) and the lowest return was --0.16% (for the quarter ended 6/2004).

     [BAR CHART]

21.8%   15.5%
 2004    2005


                               ONE     LIFE OF    DATE FIRST
PORTFOLIO                      YEAR   PORTFOLIO    AVAILABLE
---------                     -----   ---------   ----------
LARGE CAP VALUE TRUST
Series I                      15.49%    24.64%    05/05/2003
Series II                     15.26%    24.38%    05/05/2003
Series NAV(B)                 15.54%    24.66%    02/28/2005
Russell 1000 Value Index(A)    7.07%    18.34%

(A) The return for the index under "Life of Portfolio" is calculated from the month end closest to the inception date of the portfolio since the information for this index is only provided as of a month end.

(B) NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses performance would be higher.

                                   APPENDIX C

                              FINANCIAL HIGHLIGHTS

     The financial highlights tables for the Acquired and Acquiring Portfolios are intended to help investors understand the financial performance of each Portfolio for the past five years (or since inception in the case of a Portfolio in operation for less than five years). Certain information reflects financial results for a single share of a Portfolio. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in the particular Portfolio (assuming reinvestment of all dividends and distributions). The financial statements of the Trust included in its Annual Report to Shareholders for the fiscal year ended December 31, 2005 have been audited by PricewaterhouseCoopers LLP. These financial statements, together with the unaudited financial statements of the Trust included in its Semi-Annual Report to Shareholders for the six-month period ended June 30, 2006, have been incorporated by reference into the Statement of Additional Information insofar as such financial statements relate to the Acquired and Acquiring Portfolios. Copies of these reports are available on request as described above.

     The performance information included in the "Financial Highlights" does not reflect fees and expenses of any variable insurance contract or qualified plan which may use the Trust as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

MID CAP CORE

                                                          SERIES I                        SERIES II
                                             ---------------------------------   ---------------------------------
PERIOD ENDED                                 12-31-03(a)   12-31-04   12-31-05   12-31-03(a)   12-31-04   12-31-05
------------                                 -----------   --------   --------   -----------   --------   --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $12.50        $15.32     $17.36     $12.50        $15.30     $17.31
Net investment income (loss)(h)                (0.01)         0.02       0.05      (0.03)        (0.01)      0.05
Net realized and unrealized gain (loss) on
   investments                                  2.83          2.16       0.92       2.83          2.16       0.88
TOTAL FROM INVESTMENT OPERATIONS                2.82          2.18       0.97       2.80          2.15       0.93
LESS DISTRIBUTIONS
From net realized gain                            --         (0.14)     (1.54)        --         (0.14)     (1.54)
NET ASSET VALUE, END OF PERIOD                $15.32        $17.36     $16.79     $15.30        $17.31     $16.70
TOTAL RETURN (%)(k)                            22.56(m)      14.31       6.12      22.40(m)      14.13       5.89
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $   20        $   21     $    2     $   30        $   50     $   39
Ratio of net expenses to average net
   assets (%)                                   1.21(r)       1.11       1.03       1.41(r)       1.31       1.21
Ratio of net investment income (loss) to
   average net assets (%)                      (0.08)(r)      0.12       0.33      (0.27)(r)     (0.04)      0.28
Portfolio turnover (%)                            22(m)         72         91         22(m)         72         91

                                              SERIES NAV
                                             -----------
PERIOD ENDED                                 12-31-05(a)
------------                                 -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $17.61
Net investment income (loss)(h)                 0.09
Net realized and unrealized gain (loss) on
   investments                                  0.64
TOTAL FROM INVESTMENT OPERATIONS                0.73
LESS DISTRIBUTIONS
From net investment income                        --(j)
From net realized gain                         (1.54)
                                               (1.54)
NET ASSET VALUE, END OF PERIOD                $16.80
TOTAL RETURN (%)(k)                             4.69(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $  255
Ratio of net expenses to average net
   assets (%)                                   0.93(r)
Ratio of net investment income (loss) to
   average net assets (%)                       0.72(r)
Portfolio turnover (%)                            91

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(m)  Not annualized.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

MID CAP CORE

                                                           SERIES I                                    SERIES II
                                         -------------------------------------------  -------------------------------------------
PERIOD ENDED                             6-30-06(b)  12-31-05  12-31-04  12-31-03(a)  6-30-06(b)  12-31-05  12-31-04  12-31-03(a)
------------                             ----------  --------  --------  -----------  ----------  --------  --------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $16.79       $17.36    $15.32   $12.50        $16.70      $17.31    $15.30    $12.50
Net investment income (loss)(h)            0.08         0.05      0.02    (0.01)         0.07        0.05     (0.01)    (0.03)
Net realized and unrealized gain (loss)
   on investments                          0.24         0.92      2.16     2.83          0.22        0.88      2.16      2.83
TOTAL FROM INVESTMENT OPERATIONS           0.32         0.97      2.18     2.82          0.29        0.93      2.15      2.80
LESS DISTRIBUTIONS
From net investment income                (0.04)          --        --       --         (0.01)         --        --        --
From net realized gain                    (0.49)       (1.54)    (0.14)      --         (0.49)      (1.54)    (0.14)       --
                                          (0.53)       (1.54)    (0.14)      --         (0.50)      (1.54)    (0.14)       --
NET ASSET VALUE, END OF PERIOD           $16.58       $16.79    $17.36   $15.32        $16.50      $16.70    $17.31    $15.30
TOTAL RETURN (%)(k)                        1.79(m)      6.12     14.31    22.56(m)       1.71(m)     5.89     14.13     22.40(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)  $    3       $    2    $   21   $   20        $   39      $   39    $   50    $   30
Ratio of net expenses to average
   net assets (%)                          0.98(r)      1.03      1.11     1.21(r)       1.18(r)     1.21      1.31      1.41(r)
Ratio of net investment income (loss)
   to average net assets (%)               0.93(r)      0.33      0.12    (0.08)(r)      0.78(r)     0.28     (0.04)    (0.27)(r)
Portfolio turnover (%)                       62(m)        91        72       22(m)         62(m)       91        72        22(m)

                                                SERIES NAV
                                         ------------------------
PERIOD ENDED                             6-30-06(b)   12-31-05(a)
------------                             -----------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $16.80       $17.61
Net investment income (loss)(h)             0.09         0.09
Net realized and unrealized gain (loss)
   on investments                           0.22         0.64
TOTAL FROM INVESTMENT OPERATIONS            0.31         0.73
LESS DISTRIBUTIONS
From net investment income                 (0.05)          --(j)
From net realized gain                     (0.49)       (1.54)
                                           (0.54)       (1.54)
NET ASSET VALUE, END OF PERIOD            $16.57       $16.80
TOTAL RETURN (%)(k)                         1.76(m)      4.69(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  259       $  255
Ratio of net expenses to average
   net assets (%)                           0.93(r)      0.93(r)
Ratio of net investment income (loss)
   to average net assets (%)                1.03(r)      0.72(r)
Portfolio turnover (%)                        62(m)        91(m)

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

(b)  Unaudited

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(m)  Not annualized.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

MID CAP INDEX

                                                             SERIES I                                      SERIES II
                                         ------------------------------------------------  -----------------------------------------
PERIOD ENDED                             12-31-01  12-31-02  12-31-03  12-31-04  12-31-05  12-31-02(a)  12-31-03  12-31-04  12-31-05
------------                             --------  --------  --------  --------  --------  -----------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $13.11   $ 12.82    $10.82    $14.56    $16.78   $ 12.80       $10.81    $14.52    $16.72
Net investment income (loss)(h)             0.11      0.07      0.08      0.09      0.16      0.05         0.05      0.06      0.13
Net realized and unrealized gain (loss)
   on investments                          (0.32)    (2.01)     3.66      2.21      1.77     (1.98)        3.66      2.21      1.76
TOTAL FROM INVESTMENT OPERATIONS           (0.21)    (1.94)     3.74      2.30      1.93     (1.93)        3.71      2.27      1.89
LESS DISTRIBUTIONS
From net investment income                 (0.08)    (0.06)       --     (0.06)    (0.09)    (0.06)          --     (0.05)    (0.06)
From net realized gain                        --        --        --     (0.02)    (0.57)       --           --     (0.02)    (0.57)
                                           (0.08)    (0.06)       --     (0.08)    (0.66)    (0.06)          --     (0.07)    (0.63)
NET ASSET VALUE, END OF PERIOD            $12.82   $ 10.82    $14.56    $16.78    $18.05   $ 10.81       $14.52    $16.72    $17.98
TOTAL RETURN (%)(k)                        (1.73)   (15.16)    34.57     15.83     12.02    (15.07)(m)    34.32     15.65     11.79
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $   58   $    87    $  145    $  187    $  220   $    13       $   43    $   59    $   63
Ratio of net expenses to average net
   assets (%)                               0.60      0.58      0.58      0.57      0.57      0.78(r)      0.78      0.77      0.77
Ratio of net investment income (loss)
   to average net assets (%)                0.85      0.58      0.62      0.63      0.95      0.42(r)      0.42      0.43      0.74
Portfolio turnover (%)                        19        20         8        16        19        20            8        16        19

                                                     SERIES III               SERIES NAV
                                         ---------------------------------   -----------
PERIOD ENDED                             12-31-03(a)   12-31-04   12-31-05   12-31-05(a)
------------                             -----------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $ 13.31       $14.56     $16.74      $15.40
Net investment income (loss)(h)             0.04         0.04       0.10        0.12
Net realized and unrealized gain (loss)
   on investments                           1.21         2.23       1.76        2.54
TOTAL FROM INVESTMENT OPERATIONS            1.25         2.27       1.86        2.66
LESS DISTRIBUTIONS
From net investment income                    --        (0.07)     (0.09)         --
From net realized gain                        --        (0.02)     (0.57)         --
                                              --        (0.09)     (0.66)         --
NET ASSET VALUE, END OF PERIOD           $ 14.56       $16.74     $17.94      $18.06
TOTAL RETURN (%)(k)                         9.39(l,m)   15.66(l)   11.61(l)    17.27(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       --(o)    $    1     $    1      $   74
Ratio of net expenses to average net
   assets (%)                               0.93(r)      0.92       0.93        0.54(r)
Ratio of gross expenses to average net
   assets (%)                             128.76(p,r)    1.67(p)    1.53(p)     0.54(r)
Ratio of net investment income (loss)
   to average net assets (%)                0.88(r)      0.29       0.60        1.01(r)
Portfolio turnover (%)                         8           16         19          19

(a) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.

(h)  Based on the average of the shares outstanding.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(o)  Less than $500,000.

(p) Does not take into consideration expense reductions during the periods shown.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

MID CAP INDEX

                                                                   SERIES I
                                         ------------------------------------------------------------
PERIOD ENDED                             6-30-06(b)  12-31-05  12-31-04  12-31-03  12-31-02  12-31-01
------------                             ----------  --------  --------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $18.05      $16.78    $14.56    $10.82   $ 12.82   $13.11
Net investment income (loss)(h)             0.10        0.16      0.09      0.08      0.07     0.11
Net realized and unrealized gain
   (loss) on investments                    0.63        1.77      2.21      3.66     (2.01)   (0.32)
TOTAL FROM INVESTMENT OPERATIONS            0.73        1.93      2.30      3.74     (1.94)   (0.21)
LESS DISTRIBUTIONS
From net investment income                 (0.12)      (0.09)    (0.06)       --     (0.06)   (0.08)
From net realized gain                     (0.82)      (0.57)    (0.02)       --        --       --
                                           (0.94)      (0.66)    (0.08)       --     (0.06)   (0.08)
NET ASSET VALUE, END OF PERIOD            $17.85      $18.05    $16.78    $14.56   $ 10.82   $12.82
TOTAL RETURN (%)(k)                         3.95(m)    12.02     15.83     34.57    (15.16)   (1.73)(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  238      $  220    $  187    $  145   $    87   $   58
Ratio of net expenses to average net
   assets (%)                               0.56(r)     0.57      0.57      0.58      0.58     0.60(r)
Ratio of net investment income (loss)
   to average net assets (%)                1.10(r)     0.95      0.63      0.62      0.58     0.85(r)
Portfolio turnover (%)                         9(m)       19        16         8        20       19

                                                               SERIES II
                                         -----------------------------------------------------
PERIOD ENDED                             6-30-06(b)  12-31-05  12-31-04  12-31-03  12-31-02(a)
------------                             ----------  --------  --------  --------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $17.98      $16.72    $14.52    $10.81   $ 12.80
Net investment income (loss)(h)             0.08        0.13      0.06      0.05      0.05
Net realized and unrealized gain
   (loss) on investments                    0.62        1.76      2.21      3.66     (1.98)
TOTAL FROM INVESTMENT OPERATIONS            0.70        1.89      2.27      3.71     (1.93)
LESS DISTRIBUTIONS
From net investment income                 (0.08)      (0.06)    (0.05)       --     (0.06)
From net realized gain                     (0.82)      (0.57)    (0.02)       --        --
                                           (0.90)      (0.63)    (0.07)       --     (0.06)
NET ASSET VALUE, END OF PERIOD            $17.78      $17.98    $16.72    $14.52   $ 10.81
TOTAL RETURN (%)(k)                         3.78(m)    11.79     15.65     34.32    (15.07)(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $   60      $   63    $   59    $   43   $    13
Ratio of net expenses to average net
   assets (%)                               0.76(r)     0.77      0.77      0.78      0.78(r)
Ratio of net investment income (loss)
   to average net assets (%)                0.89(r)     0.74      0.43      0.42      0.42(r)
Portfolio turnover (%)                         9(m)       19        16         8        20

                                                          SERIES III                         SERIES NAV
                                         -------------------------------------------  -----------------------
PERIOD ENDED                             6-30-06(b)  12-31-05  12-31-04  12-31-03(a)  6-30-06(b)  12-31-05(a)
------------                             ----------  --------  --------  -----------  ----------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $17.94      $16.74    $14.56    $ 13.31       $18.06      $15.40
Net investment income (loss)(h)            0.07        0.10      0.04       0.04         0.11        0.12
Net realized and unrealized gain
   (loss) on investments                   0.62        1.76      2.23       1.21         0.62        2.54
TOTAL FROM INVESTMENT OPERATIONS           0.69        1.86      2.27       1.25         0.73        2.66
LESS DISTRIBUTIONS
From net investment income                (0.06)      (0.09)    (0.07)        --        (0.12)         --
From net realized gain                    (0.82)      (0.57)    (0.02)        --        (0.82)         --
                                          (0.88)      (0.66)    (0.09)        --        (0.94)         --
NET ASSET VALUE, END OF PERIOD           $17.75      $17.94    $16.74    $ 14.56       $17.85      $18.06
TOTAL RETURN (%)(k)                      $ 3.70(l,m)  11.61(l)  15.66(l)    9.39(l,m)    3.92(m)    17.27(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      --(n)   $    1    $    1         --(n)    $  191      $   74
Ratio of net expenses to average net
   assets (%)                              0.91(r)     0.93      0.92       0.93(r)      0.51(r)     0.54(r)
Ratio of gross expenses to average net
   assets (%)                              1.43(p,r)   1.53(p)   1.67(p)  128.76(p,r)    0.51(r)     0.54(r)
Ratio of net investment income (loss)
   to average net assets (%)               0.71(r)     0.60      0.29       0.88(r)      1.27(r)     1.01(r)
Portfolio turnover (%)                        9(m)       19        16          8            9(m)       19

(a) Series II, Series III and Series NAV shares began operations on 1-28-02, 9-5-03 and 4-29-05, respectively.

(b)  Unaudited.

(h)  Based on the average of the shares outstanding.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(n)  Less than $500,000.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

STRATEGIC VALUE

                                                         SERIES I                                        SERIES II
                                  -----------------------------------------------------  -----------------------------------------
PERIOD ENDED                      12-31-01(a)   12-31-02   12-31-03  12-31-04  12-31-05  12-31-02(a)  12-31-03  12-31-04  12-31-05
------------                      -----------   --------   --------  --------  --------  -----------  --------  --------  --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
   PERIOD                         $ 12.50       $ 10.70    $ 7.79     $10.03    $11.79   $ 10.27       $ 7.78    $10.00    $11.74
Net investment income (loss)(h)     (0.02)           --(j)   0.06       0.10      0.08        --(j)      0.05      0.09      0.05
Net realized and unrealized
   gain (loss) on investments       (1.78)        (2.91)     2.18       1.70     (0.14)    (2.49)        2.18      1.68     (0.13)
TOTAL FROM INVESTMENT OPERATIONS    (1.80)        (2.91)     2.24       1.80     (0.06)    (2.49)        2.23      1.77     (0.08)
LESS DISTRIBUTIONS
From net investment income             --            --        --(j)   (0.04)    (0.08)       --        (0.01)    (0.03)    (0.04)
From net realized gain                 --            --        --         --     (1.02)       --           --        --     (1.02)
                                       --            --        --(j)   (0.04)    (1.10)       --        (0.01)    (0.03)    (1.06)
NET ASSET VALUE, END OF PERIOD    $ 10.70       $  7.79    $10.03     $11.79    $10.63   $  7.78       $10.00    $11.74    $10.60
TOTAL RETURN (%)(k)                (14.40)(l,m)  (27.20)    28.78      17.98     (0.30)   (24.25)(m)    28.68     17.79     (0.53)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
   millions)                      $    33       $    34    $   96     $   87    $   30   $     6       $   47    $   71    $   27
Ratio of net expenses to average
   net assets (%)                    1.40(r)       1.14      1.04       0.99      0.98      1.34(r)      1.24      1.19      1.18
Ratio of gross expenses to
   average net assets (%)            1.46(p,r)     1.14      1.04       0.99      0.98      1.34(r)      1.24      1.19      1.18
Ratio of net investment income
   (loss) to average net
   assets (%)                       (0.27)(r)      0.04      0.69       0.98      0.72      0.04(r)      0.55      0.87      0.47
Portfolio turnover (%)                 86(m)        109        62         96        72       109           62        96        72

                                   SERIES NAV
                                  -----------
PERIOD ENDED                      12-31-05(a)
------------                      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
   PERIOD                          $11.50
Net investment income (loss)(h)      0.08
Net realized and unrealized gain
   (loss) on investments             0.16
TOTAL FROM INVESTMENT OPERATIONS     0.24
LESS DISTRIBUTIONS
From net investment income          (0.12)
From net realized gain              (1.02)
                                    (1.14)
NET ASSET VALUE, END OF PERIOD     $10.60
TOTAL RETURN (%)(k)                  2.24(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
   millions)                       $  111
Ratio of net expenses to average
   net assets (%)                    0.92(r)
Ratio of net investment income
   (loss) to average net
   assets (%)                        0.94(r)
Portfolio turnover (%)                 72

(a) Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 2-28-05, respectively.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total return would have been lower had certain expenses not been reduced during the period shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

STRATEGIC VALUE

                                                                         SERIES I
                                          ---------------------------------------------------------------------
PERIOD ENDED                              6-30-06(b)   12-31-05   12-31-04   12-31-03   12-31-02    12-31-01(a)
------------                              ----------   --------   --------   --------   --------    -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.63       $11.79     $10.03    $ 7.79     $ 10.70     $ 12.50
Net investment income (loss)(h)              0.05         0.08       0.10      0.06          --(j)    (0.02)
Net realized and unrealized gain (loss)
   on investments                            0.08        (0.14)      1.70      2.18       (2.91)      (1.78)
TOTAL FROM INVESTMENT OPERATIONS             0.13        (0.06)      1.80      2.24       (2.91)      (1.80)
LESS DISTRIBUTIONS
From net investment income                  (0.08)       (0.08)     (0.04)       --(j)       --          --
From net realized gain                      (0.58)       (1.02)        --        --          --          --
                                            (0.66)       (1.10)     (0.04)       --(j)       --          --
NET ASSET VALUE, END OF PERIOD             $10.10       $10.63     $11.79    $10.03     $  7.79     $ 10.70
TOTAL RETURN (%)(k)                          1.08(m)     (0.30)     17.98     28.78      (27.20)     (14.40)(l,m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $   26       $   30     $   87    $   96     $    34     $    33
Ratio of net expenses to average
   net assets (%)                            0.96(r)      0.98       0.99      1.04        1.14        1.40(r)
Ratio of gross expenses to average
   net assets (%)                            0.96(r)      0.98       0.99      1.04        1.14        1.46(p,r)
Ratio of net investment income (loss)
   to average net assets (%)                 0.97(r)      0.72       0.98      0.69        0.04       (0.27)(r)
Portfolio turnover (%)                         30(m)        72         96        62         109          86(m)

                                                                  SERIES II
                                          ---------------------------------------------------------
PERIOD ENDED                              6-30-06(b)   12-31-05   12-31-04   12-31-03   12-31-02(a)
------------                              ----------   --------   --------   --------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.60       $11.74     $10.00     $ 7.78    $ 10.27
Net investment income (loss)(h)              0.04         0.05       0.09       0.05        --(j)
Net realized and unrealized gain (loss)
   on investments                            0.08        (0.13)      1.68       2.18      (2.49)
TOTAL FROM INVESTMENT OPERATIONS             0.12        (0.08)      1.77       2.23      (2.49)
LESS DISTRIBUTIONS
From net investment income                  (0.06)       (0.04)     (0.03)     (0.01)        --
From net realized gain                      (0.58)       (1.02)        --         --         --
                                            (0.64)       (1.06)     (0.03)     (0.01)        --
NET ASSET VALUE, END OF PERIOD             $10.08       $10.60     $11.74     $10.00    $  7.78
TOTAL RETURN (%)(k)                          1.00(m)     (0.53)     17.79      28.68     (24.25)(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $   23       $   27     $   71     $   47    $     6
Ratio of net expenses to average
   net assets (%)                            1.16(r)      1.18       1.19       1.24       1.34(r)
Ratio of gross expenses to average
   net assets (%)                            1.16(r)      1.18       1.19       1.24       1.34(r)
Ratio of net investment income (loss)
   to average net assets (%)                 0.76(r)      0.47       0.87       0.55       0.04(r)
Portfolio turnover (%)                         30(m)        72         96         62        109

                                                 SERIES NAV
                                          ------------------------
PERIOD ENDED                              6-30-06(b)   12-31-05(a)
------------                              ----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.60       $11.50
Net investment income (loss)(h)              0.05         0.08
Net realized and unrealized gain (loss)
   on investments                            0.09         0.16
TOTAL FROM INVESTMENT OPERATIONS             0.14         0.24
LESS DISTRIBUTIONS
From net investment income                  (0.09)       (0.12)
From net realized gain                      (0.58)       (1.02)
                                            (0.67)       (1.14)
NET ASSET VALUE, END OF PERIOD             $10.07       $10.60
TOTAL RETURN (%)(k)                          1.14(m)      2.24(m)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)    $  137       $  111
Ratio of net expenses to average
   net assets (%)                            0.91(r)      0.92(r)
Ratio of net investment income (loss)
   to average net assets (%)                 1.02(r)      0.94(r)
Portfolio turnover (%)                         30(m)        72

(a) Series I, Series II and Series NAV shares began operations on 4-30-01, 1-28-02 and 2-28-05, respectively.

(b)  Unaudited

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

LARGE CAP VALUE

                                                                      SERIES I                           SERIES II
                                                         ---------------------------------   ---------------------------------
PERIOD ENDED                                             12-31-03(a)   12-31-04   12-31-05   12-31-03(a)   12-31-04   12-31-05
------------                                             -----------   --------   --------   -----------   --------   --------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $12.50         $15.66     $18.79    $12.50         $15.64     $18.74
Net investment income (loss)(h)                              --(j)        0.20       0.10     (0.03)          0.17       0.08
Net realized and unrealized gain (loss) on investments     3.46           3.19       2.81      3.47           3.18       2.78
TOTAL FROM INVESTMENT OPERATIONS                           3.46           3.39       2.91      3.44           3.35       2.86
LESS DISTRIBUTIONS
From net investment income                                (0.30)         (0.12)        --     (0.30)         (0.11)        --
From net realized gain                                       --          (0.14)        --        --          (0.14)        --
                                                          (0.30)         (0.26)        --     (0.30)         (0.25)        --
NET ASSET VALUE, END OF PERIOD                           $15.66         $18.79     $21.70    $15.64         $18.74     $21.60
TOTAL RETURN (%)(k)                                       27.65(l,m)     21.80      15.49     27.49(l,m)     21.53      15.26
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $    6         $   71     $   10    $    8         $  102     $   90
Ratio of net expenses to average net assets (%)            1.40(r)        1.03       0.97      1.60(r)        1.23       1.18
Ratio of gross expenses to average net assets (%)          2.86(p,r)      1.03       0.97      3.06(p,r)      1.23       1.18
Ratio of net investment income (loss) to
   average net assets (%)                                 (0.02)(r)       1.22       0.50     (0.27)(r)       1.00       0.39
Portfolio turnover (%)                                      105(m)         109        105       105(m)         109        105

                                                          SERIES NAV
                                                         -----------
PERIOD ENDED                                             12-31-05(a)
------------                                             -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                      $19.80
Net investment income (loss)(h)                             0.10
Net realized and unrealized gain (loss) on investments      1.81
TOTAL FROM INVESTMENT OPERATIONS                            1.91
LESS DISTRIBUTIONS
From net investment income                                    --(j)
NET ASSET VALUE, END OF PERIOD                            $21.71
TOTAL RETURN (%)(k)                                         9.65(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $  146
Ratio of net expenses to average net assets (%)             0.91(r)
Ratio of net investment income (loss) to
   average net assets (%)                                   0.56(r)
Portfolio turnover (%)                                       105

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total return would have been lower had certain expenses not been reduced during the period shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

John Hancock Trust

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

LARGE CAP VALUE

                                                           SERIES I                                      SERIES II
                                         --------------------------------------------  --------------------------------------------
PERIOD ENDED                             6-30-06(b)  12-31-05  12-31-04  12-31-03(a)   6-30-06(b)  12-31-05  12-31-04   12-31-03(a)
------------                             ----------  --------  --------  ------------  ----------  --------  --------  ------------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD     $21.70       $18.79    $15.66   $12.50         $21.60      $18.74    $15.64   $12.50
Net investment income (loss)(h)            0.06         0.10      0.20       --(j)        0.04        0.08      0.17    (0.03)
Net realized and unrealized gain
   (loss) on investments                   1.13         2.81      3.19     3.46           1.13        2.78      3.18     3.47
TOTAL FROM INVESTMENT OPERATIONS           1.19         2.91      3.39     3.46           1.17        2.86      3.35     3.44
LESS DISTRIBUTIONS
From net investment income                (0.10)          --     (0.12)   (0.30)         (0.06)         --     (0.11)   (0.30)
From net realized gain                    (1.81)          --     (0.14)      --          (1.81)         --     (0.14)      --
                                          (1.91)          --     (0.26)   (0.30)         (1.87)         --     (0.25)   (0.30)
NET ASSET VALUE, END OF PERIOD           $20.98       $21.70    $18.79   $15.66         $20.90      $21.60    $18.74   $15.64
TOTAL RETURN (%)(k)                        5.43(m)     15.49     21.80    27.65(l,m)      5.37(m)    15.26     21.53    27.49(l,m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
   (in millions)                         $   11       $   10    $   71   $    6         $   89      $   90    $  102   $    8
Ratio of net expenses to average
   net assets (%)                          0.95(r)      0.97      1.03     1.40(r)        1.15(r)     1.18      1.23     1.60(r)
Ratio of gross expenses to average
   net assets (%)                          0.95(r)      0.97      1.03     2.86(p,r)      1.15(r)     1.18      1.23     3.06(p,r)
Ratio of net investment income (loss)
   to average net assets (%)               0.56(r)      0.50      1.22    (0.02)(r)       0.33(r)     0.39      1.00    (0.27)(r)
Portfolio turnover (%)                       31(m)       105       109      105(m)          31(m)      105       109      105(m)

                                                SERIES NAV
                                         -----------------------
PERIOD ENDED                             6-30-06(b)  12-31-05(a)
------------                             ----------  -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $21.71      $19.80
Net investment income (loss)(h)             0.07        0.10
Net realized and unrealized gain (loss)
   on investments                           1.14        1.81
TOTAL FROM INVESTMENT OPERATIONS            1.21        1.91
LESS DISTRIBUTIONS
From net investment income                 (0.11)         --(j)
From net realized gain                     (1.81)         --
                                           (1.92)         --(j)
NET ASSET VALUE, END OF PERIOD            $21.00      $21.71(J)
TOTAL RETURN (%)(k)                         5.52(m)     9.65(m)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)   $  240      $  146
Ratio of net expenses to average
   net assets (%)                           0.90(r)     0.91(r)
Ratio of net investment income (loss)
   to average net assets (%)                0.64(r)     0.56(r)
Portfolio turnover (%)                        31(m)      105

(a) Series I, Series II and Series NAV shares began operations on 5-5-03, 5-5-03 and 2-28-05, respectively.

(b)  Unaudited

(h)  Based on the average of the shares outstanding.

(j)  Less than $0.01 per share.

(k)  Assumes dividend reinvestment.

(l) Total returns would have been lower had certain expenses not been reduced during the period shown.

(m)  Not annualized.

(p) Does not take into consideration expense reductions during the period shown.

(r)  Annualized.

                               JOHN HANCOCK TRUST

                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                       JOHN HANCOCK LIFE INSURANCE COMPANY
                  JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY

                            VOTING INSTRUCTIONS FORM

[NAME OF INSURANCE COMPANY]
Mid Cap Core Trust
Strategic Value Trust

     The undersigned hereby instructs John Hancock Life Insurance Company (U.S.A.), John Hancock Life Insurance Company of New York, John Hancock Life Insurance Company and John Hancock Variable Life Insurance Company to vote all shares of John Hancock Trust (the "Trust") attributable to his or her variable annuity or variable life contract at the Special Meeting of Shareholders to be held at 601 Congress Street, Boston, Massachusetts 02210 at 10:00 a.m. Eastern Time, November 30, 2006, and any adjournments thereof, as indicated below and in their discretion upon such other matters as may properly come before the Meeting.

     Voting pursuant to these instructions will be as specified. If no specification is made as to an item, voting will be for such item. This voting instructions form is provided for the shares of the Mid Cap Core Trust and/or Strategic Value Trust attributable to your contract values as of October 3, 2006. Please sign, date and return the voting instructions form in the enclosed postage-paid envelope.

     VOTING INSTRUCTIONS MUST BE RECEIVED BY NOVEMBER 29, 2006, TO BE VOTED AT THE MEETING TO BE HELD ON NOVEMBER 30, 2006.

     THESE VOTING INSTRUCTIONS ARE SOLICITED BY JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.), JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK, JOHN HANCOCK LIFE INSURANCE COMPANY AND JOHN HANCOCK VARIABLE LIFE INSURANCE COMPANY IN CONNECTION WITH A SOLICITATION OF PROXIES BY THE BOARD OF TRUSTEES OF JOHN HANCOCK TRUST.

Date:           , 2006
      ----------

                                        PLEASE SIGN IN BOX BELOW:


                                        ----------------------------------------
                                        Signatures(s), Title(s), if applicable

     If a contract is held jointly, each contract owner should sign. If only one signs, his or her signature will be binding. If the contract owner is a corporation, the President or a Vice President should sign in his or her own name, indicating title. If the contract owner is a partnership, a partner should sign in his or her own name, indicating that he or she is a "Partner." If the contract owner is a trust, the trustee should sign in his or her own name, indicating that he or she is a "Trustee."

  PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL: [X].
                       PLEASE DO NOT USE FINE POINT PENS.

                                   ----------

     These voting instructions, if properly executed, will be voted in the manner directed by the contract holder. If no direction is made, this voting instructions will be voted "FOR" all proposals. Please refer to the Proxy Statement/Prospectus for a discussion of the proposal.

                                                         FOR   AGAINST   ABSTAIN
                                                         ---   -------   -------
1. Approval of Agreement and Plan of Reorganization
providing for the combination of the Mid Cap Core
Trust into the Mid Cap Index Trust.                      [ ]     [ ]       [ ]

2. Approval of Agreement and Plan of Reorganization
providing for the combination of the Strategic Value
Trust into the Large Cap Value Trust.                    [ ]     [ ]       [ ]

Any other business that may properly come before the Meeting.

     PLEASE MARK YOUR VOTING INSTRUCTIONS FORM, DATE AND SIGN IT ON THE REVERSE SIDE, AND RETURN IT PROMPTLY IN THE ACCOMPANYING ENVELOPE WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                               JOHN HANCOCK TRUST
                               601 Congress Street
                        Boston, Massachusetts 02210-2805

                       STATEMENT OF ADDITIONAL INFORMATION

                            DATED: OCTOBER 19, 2006

     This Statement of Additional Information is available to the shareholders of the Mid Cap Core Trust and Strategic Value Trust, each a separate series of John Hancock Trust (the "Trust"), in connection with the proposed reorganization providing for the combination of these Portfolios into, respectively, the Mid Cap Index Trust and Large Cap Value Trust, also separate series of the Trust (the "Reorganization").

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Trust's Proxy Statement/Prospectus dated October 19, 2006 for the Special Meeting of Shareholders of the Mid Cap Core Trust and Strategic Value Trust to be held on November 30, 2006. The Proxy Statement/Prospectus, which describes the Reorganization, may be obtained without charge by writing to the Trust at the address above or by calling the following toll free telephone number: (800) 344-1029.

                                TABLE OF CONTENTS

1. Statement of Additional Information of John Hancock Trust dated April 28, 2006 (including Supplements dated June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006 and August 21, 2006).

2. Audited Financial Statements of the Trust for the fiscal year ended December 31, 2005, relating to the Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust.

3. Unaudited Financial Statements of the Trust for the six-month period ended June 30, 2006, relating to the Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust.

4. Pro Forma Financial Information for the combination of the Mid Cap Core Trust into the Mid Cap Index Trust.

5. Pro Forma Financial Information for the combination of the Strategic Value Trust into the Large Cap Value Trust

                      INFORMATION INCORPORATED BY REFERENCE

     This Statement of Additional Information incorporates by reference the following documents (or designated portions thereof) as filed with the Securities and Exchange Commission ("SEC") (File No. 2-94157);

1. Statement of Additional Information of John Hancock Trust dated April 28, 2006 (including Supplements dated June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006 and August 21, 2006).

     The Statement of Additional Information and Supplements thereto are incorporated by reference to the filings thereof with the SEC pursuant to Rule 485(b) or Rule 497 under the Securities Act of 1933 on, respectively, April 26, 2006, June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006 and August 21,
2006).

2. Audited Financial Statements of the Trust for the fiscal year ended December 31, 2005, relating to the Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust.

     The audited financial statements of the Trust for the fiscal year ended December 31, 2005, including the report thereon of PricewaterhouseCoopers LLP, independent registered public accounting firm, are incorporated by reference to the Trust's Annual Report to Shareholders dated December 31, 2005 filed with the SEC on Form N-CSR on March 10, 2006, insofar as such financial statements and report relate to the Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust.

3. Unaudited Financial Statements of the Trust for the six-month period ended June 30, 2006, relating to Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust.

     The unaudited financial statements of the Trust for the six-month period ended June 30, 2006 are incorporated by reference to the Trust's Semi-Annual Report to Shareholders dated June 30, 2006 filed with the SEC on Form N-CSRS on September 8, 2006, insofar as such financial statements relate to the Mid Cap Core Trust, Mid Cap Index Trust, Strategic Value Trust and Large Cap Value Trust

                         PRO FORMA FINANCIAL INFORMATION

MID CAP CORE TRUST

The unaudited pro forma information set forth below for the period ended June 30, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio "Mid Cap Core Trust" into the Acquiring Portfolio "Mid Cap Index Trust"(the "Portfolios") had been consummated at December 31, 2005. The unaudited pro forma information set forth below for the year ended December 31, 2005 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio into the Acquiring Portfolio had been consummated at December 31, 2004. Each of the Portfolios has three classes of shares: Series I, Series II and NAV.

The Portfolios have the same investment adviser, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for a difference in the investment adviser fees charged by the Portfolios' investment manager. The Acquired Portfolio pays an adviser fee rate at an annual rate equal to 0.850% of the first $500 million in average net assets, and 0.825% of the excess average net assets over $500 million; the Acquiring Portfolio pays an adviser fee at an annual rate equal to 0.490% of the first $250 million in average net assets, 0.480% of the next $250 million, and 0.460% of the excess average net assets over $500 million. For this calculation, the average net assets equal the aggregate average net assets of the Acquiring Portfolio and the John Hancock Funds II Mid Cap Index Fund. Prior to June 1, 2006, the Acquired Portfolio paid an adviser fee at an annual rate equal to 0.950% of the first $10 million in average net assets, 0.900% of the next $40 million, 0.875% of the next $150 million, 0.850% of the next $300 million, and 0.825% of the excess average net assets over $500 million. Effective May 1, 2005, both Portfolios had an increase of 0.10% in adviser fees offset with a corresponding decrease of 0.10% in distribution fees. On a pro forma basis for the period ended June 30, 2006, the proposed reorganization would result in a decrease of $656,839 in the adviser fees charged, and no change in the distribution fees charged with respect to the combined assets of the Portfolios. Similarly, on a pro forma basis for the year ended December 31, 2005, the proposed reorganization would result in a decrease of $565,629 in the adviser fees charged, and a decrease of $100,276 in the distribution fees charged with respect to the combined assets of the Portfolios. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of $58,529 and $100,075 on a pro forma basis for the period ended June 30, 2006 and for the year ended December 31, 2005, respectively. These pro forma adjustments are reflected in the information presented below.

Both the Acquired Portfolio and Acquiring Portfolio will bear the costs of the reorganizations, including costs of solicitation, subject to certain limited exceptions. The estimated cost for the proposal is expected to total $115,000 and will include proxy processing, printing, mailing, legal, and audit fees and expenses.

The majority of the securities held by the Acquired Portfolio are not held by the Acquiring Portfolio. The securities will be evaluated by the portfolio manager of the Acquiring Portfolio and in some case will be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. Due to rules surrounding the Continuity of Business relating to fund mergers, the merger is expected to be a taxable event for federal income tax purposes. This means that a gain or loss may be recognized by the Acquired Portfolio as a result of the merger. However the aggregate tax basis of the shares issued by the Acquiring Portfolio in exchange for substantially all the assets and liabilities of the Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the Acquired Portfolio held in their shares of the Acquired Portfolio immediately before the merger. At December 31, 2005, Mid Cap Core Trust and Mid Cap Index Trust did not have capital loss carryforwards. Mid Cap Core Trust had $5,697,101 in undistributed long-term capital gains and Mid Cap Index Trust had $15,984,634.

           FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

                                                                          Mid Cap Index Trust
                            Mid Cap Core Trust(1)   Mid Cap Index Trust    combined Proforma
                            ------------------      -------------------   -------------------
Net Assets, End of Period      $301,084,841            $489,316,178          $790,401,019
Series I                               0.96%                   0.57%                 0.55%
Series II                              1.16%                   0.77%                 0.75%
Series NAV                             0.91%                   0.52%                 0.50%
Advisor Fee                            0.85%                   0.48%                 0.47%

(1) Effective June 1, 2006, the advisor fee structure changed as noted above. The expense shown assumes the changes were effective for the entire period.

                    FOR THE YEAR ENDED DECEMBER 31, 2005(1)

                                                                          Mid Cap Index Trust
                            Mid Cap Core Trust(2)   Mid Cap Index Trust    combined Proforma
                            ------------------      -------------------   -------------------
Net Assets, End of Period      $296,474,033            $359,210,661          $655,684,694
Series I                               0.98%                   0.58%                 0.56%
Series II                              1.18%                   0.78%                 0.76%
Series NAV                             0.93%                   0.53%                 0.51%
Advisor Fee                            0.85%                   0.49%                 0.48%

(1) Effective May 1, 2005, the Advisor Fee and 12B-1 fee changed as noted above. The expense shown assumes the 12B-1 fee changes were effective for the entire period.

(2) Effective June 1, 2006, the advisor fee structure changed as noted above. The expense shown assumes the Advisor fee changes were effective for the entire period.

STRATEGIC VALUE TRUST

The unaudited pro forma information set forth below for the period ended June 30, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio "Strategic Value Trust" into the Acquiring Portfolio "Large Cap Value Trust"(the "Portfolios") had been consummated at December 31, 2005. The unaudited pro forma information set forth below for the year ended December 31, 2005 is intended to present ratios and supplemental data as if the merger of the Acquired Portfolio into the Acquiring Portfolio had been consummated at December 31, 2004. Each of the Portfolios has three classes of shares: Series I, Series II and NAV.

The Portfolios have the same investment adviser, custodian, and distributor. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Portfolios. Such agreements contain the same terms with respect to each Portfolio except for a difference in the investment adviser fees charged by the Portfolios' investment manager. The Acquired Portfolio pays an adviser fee rate at an annual rate equal to 0.850% of the first $300 million in average net assets, 0.825% of the next $300 million, 0.800% of the next $300 million, 0.775% of the next $600 million, and 0.70% of the excess average net assets over $1.5 billion. For this calculation, the average net assets equal the aggregate average net assets of the Acquired Portfolio and the John Hancock Funds II Strategic Value Fund. The Acquiring Portfolio pays an adviser fee at an annual rate equal to 0.825% of the first $500 million in average net assets, 0.80% of the next $500 million, 0.775% of the next $500 million, 0.720% of the next $500 million, and 0.700% of the excess average net assets over $2.0 billion. For this calculation, the average net assets equal the aggregate average net assets of the Acquiring Portfolio and the John Hancock Funds II Large Cap Value Fund. Prior to June 1, 2006, the Acquiring Portfolio paid an adviser fee at an annual rate equal to 0.850% of the first $300 million in average net assets, 0.825% of the next $200 million, and 0.800% of the excess average net assets over $500 million. Effective May 1, 2005, both Portfolios had an increase of 0.10% in adviser fees offset with a corresponding decrease of 0.10% in distribution fees. On a pro forma basis for the period ended June 30, 2006, the proposed reorganization would result in an decrease of $60,095 in the adviser fees charged, and no change in the distribution fees charged with respect to the combined assets of the Portfolios. Similarly, on a pro forma basis for the year ended December 31, 2005, the proposed reorganization would result in an increase of $2,720 in the adviser fees charged, and a decrease of $79,772 in the distribution fees charged with respect to the combined assets of the Portfolios. The proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of $18,500 and $94,096 on a pro forma basis for the period ended June 30, 2006 and for the year ended December 31, 2005, respectively. These pro forma adjustments are reflected in the information presented below.

Both the Acquired Portfolio and Acquiring Portfolio will bear the costs of the reorganizations, including costs of solicitation, subject to certain limited exceptions. The estimated cost for the proposal is expected to total $115,000 and will include proxy processing, printing, mailing, legal, and audit fees and expenses.

The majority of the securities held by the Acquired Portfolio are not held by the Acquiring Portfolio. The securities will be evaluated by the portfolio manager of the Acquiring Portfolio and in some case will be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Portfolio. Due to rules surrounding the Continuity of Business relating to fund mergers, the merger is expected to be a taxable event for federal income tax purposes. This means that a gain or loss may be recognized by the Acquired Portfolio as a result of the merger. However the aggregate tax basis of the shares issued by the Acquiring Portfolio in exchange for substantially all the assets and liabilities of the Acquired Portfolio will be the same as the aggregate tax basis the shareholders of the Acquired Portfolio held in their shares of the Acquired Portfolio immediately before the merger. At December 31, 2005, Strategic Value Trust and Large Cap Value Trust did not have capital loss carryforwards. Strategic Value Trust had $6,698,152 in undistributed long-term capital gains and Large Cap Value Trust had $19,115,253.

           FOR THE SEMI-ANNUAL PERIOD ENDED JUNE 30, 2006 (UNAUDITED)

                                                                               Large Cap Value Trust
                            Strategic Value Trust   Large Cap Value Trust(1)     combined Proforma
                            ---------------------   ------------------------   ---------------------
Net Assets, End of Period       $186,125,657              $339,924,965             $526,050,622
Series I                                0.96%                     0.93%                    0.91%
Series II                               1.16%                     1.13%                    1.11%
Series NAV                              0.91%                     0.88%                    0.86%
Advisor Fee                             0.85%                     0.82%                    0.82%

(1) Effective June 1, 2006, the advisor fee structure changed as noted above. The expense shown assumes the changes were effective for the entire period.

                    FOR THE YEAR ENDED DECEMBER 31, 2005(1)

                                                                               Large Cap Value Trust
                            Strategic Value Trust   Large Cap Value Trust(2)    combined Proforma(2)
                            ---------------------   ------------------------   ---------------------
Net Assets, End of Period       $168,490,504              $245,806,953             $414,297,457
Series I                                0.98%                     0.96%                    0.93%
Series II                               1.18%                     1.16%                    1.13%
Series NAV                              0.92%                     0.91%                    0.88%
Advisor Fee                             0.85%                     0.83%                    0.82%

(1) 1) Effective May 1, 2005, the Advisor Fee and 12B-1 fee changed as noted above. The expense shown assumes the 12B-1 fee changes were effective for the entire period.

(2) Effective June 1, 2006, the advisor fee structure changed as noted above. The expense shown assumes the Advisor fee changes were effective for the entire period.

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Sections 6.4 and 6.5 of the Agreement and Declaration of Trust of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including, but not limited to, accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

 EXHIBIT
 NUMBER                                 DESCRIPTION*
 -------                                ------------
           *    Unless otherwise stated, all filing references are to File No.
                2-94157.

1(a)       Registrant's Agreement and Declaration of Trust, dated September 29,
           1988 is incorporated by reference to Exhibit (1)(a) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(b)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest --Redesignation of the Series of Shares known as the "Convertible Securities Trust" to the "U.S. Government Bond
           Trust," dated May 1, 1989 is incorporated by reference to Exhibit
           (1)(b) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(c)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Conservative, Moderate and Aggressive Asset
           Allocation Trusts, dated May 1, 1989 is incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 31 filed April 25,
           1996.

1(d)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth &Income Trust, dated February 1, 1991 is incorporated by reference to Exhibit (1)(d) to Post-Effective
           Amendment No. 31 filed April 25, 1996.

1(e)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Bond Trust" to the "Investment Quality Bond Trust," dated April
           16, 1991 is incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(f)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest Redesignation of the Series of Shares known as the "U.S. Government Bond Trust" to the "U.S. Government Securities
           Trust," dated June 14, 1991 is incorporated by reference to Exhibit
           (1)(f) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(g)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Pasadena Growth Trust, Growth Trust and
           Strategic Income Trust, dated August 7, 1992 is incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 31 filed
           April 25, 1996.

1(h)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Redesignation of the Series of Shares known as the "Strategic Income Trust" to the "Strategic Bond Trust" and the
           Series of Shares known as the "Growth Trust" to the "Value Equity
           Trust" dated April 4, 1993 is incorporated by reference to Exhibit
           (1)(h) to Post-Effective Amendment No. 31 filed April 25, 1996.

1(i)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Growth and Income Trust, dated
           December 28, 1994 is incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 31 filed on April 25, 1996.

1(j)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small/ Mid Cap Trust, dated February 1, 1996 is incorporated by reference to Exhibit (1)(j) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(k)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- International Small Cap Trust, dated February
           1, 1996 is incorporated by reference to Exhibit (1)(k) to Post-Effective Amendment No. 34 filed October 4, 1996.

1(l)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Growth Trust, dated July 9, 1996 is incorporated by reference to Exhibit (1)(l) to Post-Effective
           Amendment No. 34 filed October 4, 1996.

1(m)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Value Trust, High Yield Trust, International
           Stock Trust, Science &Technology Trust, Balanced Trust, Worldwide
           Growth Trust, Emerging Growth Trust, Pilgrim Baxter Growth Trust,
           Pacific Rim Emerging Markets Trust, Real Estate Securities Trust,
           Capital Growth Bond Trust, Equity Index Trust, Common Stock Trust,
           Lifestyle Conservative 280 Trust, Lifestyle Moderate 460 Trust,
           Lifestyle Balanced 640 Trust, Lifestyle Growth 820 Trust, Lifestyle
           Aggressive 1000 Trust -- and Redesignation of the Series of Shares known as the "Pasadena Growth Trust" to the "Blue Chip Growth Trust" and the Series of Shares known as the "Value Equity Trust" to the "Equity-Income Trust" is incorporated by reference to Exhibit (1)(m) to Post-Effective Amendment No. 35 filed December 18, 1996.

1(n)       Establishment and Designation of Additional Series of Shares of
           Beneficial Interest -- Small Company Value Trust, dated September 30,
           1997 is incorporated by reference to Exhibit (1)(m) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(o) Amendment to the Agreement and Declaration of Trust (name change) is incorporated by reference to Exhibit (1)(n) to Post-Effective
           Amendment No. 39 filed March 2, 1998.

1(p) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the Small Company Blend, U.S. Large Cap
           Value, Total Return, International Value and Mid Cap Stock -- previously filed as Exhibit (a)(15) to Post-Effective Amendment No.
           41 filed on March 1, 1999.

1(q)       Form of Establishment and Designation of Additional Shares of
           Beneficial Interest for the Dynamic Growth, Internet Technologies,
           Tactical Allocation, 500 Index, Mid Cap Index, Small Cap Index, Total
           Stock Market Index and International Index Trusts -- previously filed as Exhibit (a)(17) to Post-Effective Amendment No. 42 filed on March
           1, 2000.

1(r)       Form of Establishment and Designation of Additional Series of
           Beneficial Interest for the Capital Appreciation Trust -- previously filed as Exhibit (a)(18) to Post-Effective Amendment No. 43 filed on
           August 17, 2000.

1(s) Form of Establishment and Designation of Additional Series of Shares of Beneficial

           Interest for the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (a)(19) to Post-Effective Amendment No.
           45 filed on February 9, 2001.

1(t) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (a)(20) to Post-Effective
           Amendment No. 47 filed May 1, 2001.

1(u)       Form of Establishment and Designation of Classes of Shares
           --previously filed as Exhibit a(20) to Post-Effective Amendment No.
           47 filed on May 1, 2001.

1(v) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for American Growth Trust, American
           International Trust, American Growth-Income Trust and American Blue
           Chip Income and Growth Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No. 58 filed on May 9, 2003.

1(w)       Form of Establishment and Designation of Additional Classes of Shares
           -- previously filed as Exhibit a(22) to Post-Effective Amendment No.
           56 filed on February 14, 2003.

1(x) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for each new portfolio of the Trust to be added May 1, 2003 -- previously filed as Exhibit (a)(23) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

1(y) Form of Redesignation of Name for Certain Portfolios - previously filed as Exhibit (a)(24) to Post-Effective Amendment No. 57 filed on
           April 22, 2003.

1(z) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest for Great Companies--America Trust -- previously filed as Exhibit (a)(25) to Post-Effective Amendment No.
           59 filed on May 14, 2003.

1(a)(a) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest (additional Lifestyle Trusts and additional new portfolios for May 1, 2004) - Previously filed as Exhibit (a)(26) to Post- Effective Amendment No. 60 filed on February 13, 2004.

1(b)(b) Form of Redesignation of Name for Lifestyle Trusts - Previously filed as Exhibit (a)(27) to post effective amendment No. 60 filed on February 13, 2004.

1(c)(c)    Form of Establishment and Designation of Additional Information
           Series of Shares - Previously filed as Exhibit (a)(28) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(d)(d)    Form of Establishment and Designation of Additional Class of Shares -
           NAV shares Previously filed as Exhibit (a)(29) to Post Effective
           Amendment No. 62 filed on November 4, 2004.

1(e)(e)    Form of Establishment and Designation of Additional Class of Shares
           Series IIIA Shares - Previously filed as Exhibit (a)(29)(a) to Post
           Effective Amendment No. 62 filed on November 4, 2004.

1(f)(f)    Form of Redesignation of Name of Trust - Previously filed as Exhibit
           (a)(30) to Post Effective Amendment No. 62 filed on November 4, 2004.

1(g)(g)    Form of Establishment and Designation of Additional Series of Shares
           -- Previously filed as Exhibit (a)(31) to Post- Effective Amendment
           No. 63 filed on February 11, 2005.

1(h)(h)    Form of Establishment and Designation of Additional Series of Shares
           (American Bond Trust) - Previously filed as Exhibit (a)(32) to Post-
           Effective Amendment No. 66 filed on May 5, 2005.

1(i)(i)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(33) to Post- Effective Amendment
           No. 67 filed on May 5, 2005.

1(j)(j)    Form of Establishment and Designation of Additional Series of Shares
           - Previously filed as Exhibit (a)(34) to Post- Effective Amendment
           No. 68 filed on November 17, 2005.

1(k)(k)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(35) to post effective amendment no.
           69 filed on February 10, 2006.

1(l)(l)    Form of Redesignation of Names of Portfolios (Lifestyle Trusts,
           Growth & Income Trust and Growth & Income Trust II) - Previously filed as exhibit (a)(36) to post effective amendment no. 69 filed on February 10, 2006.

1(m)(m) Declaration of Trust Amendment - Designation of Class as a separate series - Previously filed as exhibit (a)(37) to post effective amendment no. 69 filed on February 10, 2006.

1(n)(n) Declaration of Trust Amendment - Reorganization - Previously filed as exhibit (a)(38) to post effective amendment no. 69 filed on February
           10, 2006.

1(o)(o)    Form of Establishment and Designation of Additional Series of Shares-
           Previously filed as exhibit (a)(39) to post effective amendment no.
           71 filed on August 16, 2006.

2 Registrant's By-Laws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 38 filed September 17, 1997.

3          Not Applicable.

4 Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

5          Included in Exhibits 1 and 2 hereto.

6(a)       Amended and Restated Advisory Agreement between Manufacturers
           Investment Trust and Manufacturers Securities Services, LLC -- previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 41 filed March 1, 1999.

6(a)(1)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC -- previously filed as Exhibit (a)(17) to Post Effective
           Amendment No. 42 filed on March 1, 2000.

6(a)(2)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the Capital Appreciation Trust - previously filed as Exhibit (d)(1)(b) to Post Effective Amendment No. 43 filed on August
           17, 2000.

6(a)(3)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added April 30, 2001 -- previously filed as Exhibit (d) (1) (C) to Post Effective Amendment
           No. 45 filed on February 9, 2001.

6(a)(4)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added July 16, 2001 -- previously filed as Exhibit (d)(1) (C) to Post-Effective Amendment
           No. 47 filed on May 1, 2001.

6(a)(5)    Form of Amendment to Amended and Restated Advisory Agreement between
           Manufacturers Investment Trust and Manufacturers Securities Services,
           LLC regarding the new portfolios to be added May 1, 2003 -- previously filed as Exhibit (d)(1) (D) to Post-Effective Amendment
           No. 57 filed on April 22, 2003.

6(a)(6) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding Lifestyle Trusts and other portfolios to be added May 1, 2004. - Previously filed as Exhibit
           (d)(1)(E) to Post- Effective Amendment No. 60 filed on

           February 13, 2004.

6(a)(7) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio. -Previously filed as Exhibit (d)(1)(E) to Post- Effective Amendment No. 67 filed on
           July 14, 2005.

6(a)(8) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as Exhibit (d (1)(G)) to Post- Effective Amendment No. 68 filed on November 17, 2005.

6(a)(9) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding changes to the calculation of the advisory fee - Previously filed as exhibit (d)(1)(F) to post effective amendment no. 69 filed on February 10, 2006.

6(a)(10) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolios. - Previously filed as exhibit (d)(1)(G) to post effective amendment no. 70 filed on April 26, 2006.

6(a)(11) Form of Amendment to Amended and Restated Advisory Agreement between the Trust and the Adviser regarding new portfolio- Previously filed as exhibit (d)(1)(H) to post effective amendment no. 71 filed on August 16, 2006.

6(b)       Subadvisory Agreement between the Adviser and A I M Capital
           Management, Inc. - previously filed as exhibit (d)(16) to post-effective amendment no. 41 filed on March 1, 1999.

6(c)       Form of Subadvisory Agreement between the Adviser and (a) Cohen and
           Steers, (b) Dreyfus, (c) MFS, (d) Davis Select, (e) INVESCO, (f) Lord
           Abbett, (g) Putnam, (h) FMR and (i) SSgA Funds Management (2 agreements)- previously filed as exhibit (d)(2) to post-effective amendment no. 46 filed on April 12, 2001.

6(d) Form of amendment to subadvisory agreement for the following subadvisers: (a) AIM, (b) American Century, (c) Davis, (d)
           Declaration, (e) DeAM Lifestyle, (f) DeAM nonLifestyle, (g) Franklin,
           (h) GMO, (i) Independence, (ii) John Hancock, (j) Jennison, (k) Legg
           Mason, (l) Lord Abbet, (m) Fund Asset Management, (n) MFC Global, (o)
           Marsico, (p) MFS, (q) Morgan Stanley, (u) Munder, (r) Sustainable
           Growth, (s) T. Rowe, (t) Templeton, (w) Templeton Global, (x) UBS,
           (y) Wellington, (z) Wells Capital. - Previously filed as exhibit
           (d)(33) to post effective amendment no. 69 filed on February 10, 2006.

6(e)       Form of Subadvisory Agreement between the Adviser and
           Blackrock Advisors, Inc.--Filed herewith.

6(e)(1)    Form of Amendment to Subadvisory Agreement between the Adviser and
           Blackrock Advisors, Inc.--Filed herewith.

7(a) Form of Distribution Agreement between Manufacturers Investment Trust and Manulife Financial Services LLC -- previously filed as Exhibit
           (e) to Post-Effective Amendment No. 60 filed on February 13, 2004.

7(b)       Form of Amendment to Distribution Agreement dated September 28, 2004
           - Previously filed as Exhibit (e)(1) to Post-Effective Amendment No.
           62 filed on November 4, 2004.

8          Not Applicable

9          Custodian Agreement Between the Trust and State Street Bank and Trust
           Company, dated March 24, 1988 is incorporated by reference to Exhibit
           (g) to Post-Effective Amendment No. 63 filed February 11, 2005.

10(a) Amended and Restated Class A and Class B Rule 12b-1 Plans (now referred as Series I and Series II 12b-1 Plans) - previously filed as
           Exhibit (m) to Post-Effective Amendment No. 49 filed on July 19,
           2002.

10(a)(1)   Rule 12b-1 Plan for Series III - previously filed as Exhibit (n) to
           Post-Effective Amendment No. 57 filed on April 22, 2003.

10(a)(2)   Amended and Restated Rule 12b-1 Plans for Series I, Series II and
           Series III; Rule 12b-1 Plan for Series IIIA (Lifestyle Trusts only) -
           Previously filed as Exhibit (m)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

10(b)      Rule 18f-3 Plan -- previously filed as Exhibit (n) to Post-Effective
           Amendment No. 48 filed on March 1, 2002.

10(b)(1)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 57 filed on April 22, 2003.

10(b)(2)   Amended and Restated Rule 18f-3 Plan - Previously filed as Exhibit
           (n)(2) to Post-Effective Amendment No. 62 filed on November 4, 2004.

11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters - Filed herewith.

12 Form of Opinion of Dykema Gossett PLLC on tax matters- To be filed by amendment.

13         Not Applicable.

14(a)      Consent of PricewaterhouseCoopers LLP -- Filed herewith.

14(b)      Consent of Dykema Gossett PLLC - To be filed by amendment.

14(c)      Consent of Betsy Anne Seel - Included in Exhibit 11.

15         Not Applicable

16(a)      Powers of Attorney for all Trustees - Filed herewith.

17(a)      Statement of Additional Information of John Hancock Trust dated April
           28, 2006 (including Supplements thereto dated June 1, 2006, June 21,
           2006, August 8, 2006, August 9, 2006 and August 21, 2006), as filed pursuant to Rule 485(b) and Rule 497 on, respectively April 26, 2006,
           June 1, 2006, June 21, 2006, August 8, 2006, August 9, 2006 and
           August 21, 2006.

17(b)      Annual Report of John Hancock Trust for the fiscal year ended
           December 31, 2005 -- previously filed on Form N-CSR on March 10,
           2006.

17(c) Semi-Annual Report of John Hancock Trust for the six-month period ended June 30, 2006 - previously filed on Form N-CSRS on September
           8, 2006.

ITEM 17. UNDERTAKINGS

     (a) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 11th day of September 2006.

                                        JOHN HANCOCK TRUST
                                        (Registrant)


                                        By: /s/ Keith F. Hartstein
                                            ------------------------------------
                                            Keith F. Hartstein, President


Attest:


/s/ Betsy Anne Seel
-------------------------------------
Betsy Anne Seel, Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



                  *                     Trustee                             **
-------------------------------------                               -----------------
            Don B. Allen                                                  (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
         Charles L. Bardelis                                              (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
           James R. Boyle                                                 (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
          Peter S. Burgess                                                (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
          Elizabeth G. Cook                                               (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
        Hassell H. McClellan                                              (Date)


                  *                     Trustee and Chairman                **
-------------------------------------                               -----------------
           James M. Oates                                                 (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
         John D. Richardson                                               (Date)


                  *                     Trustee                             **
-------------------------------------                               -----------------
          F. David Rolwing                                                (Date)


/s/ Keith F. Hartstein                  President                           **
-------------------------------------   (Chief Executive Officer)   -----------------
Keith F. Hartstein                                                        (Date)


/s/ John Vrysen                         Chief Financial Officer             **
-------------------------------------                               -----------------
John Vrysen                                                               (Date)


* By: /s/ Betsy Anne Seel
      -------------------------------
      Betsy Anne Seel
      Attorney-in-Fact Pursuant to
      Powers of Attorney
      Filed herewith.

**   September 11, 2006

                               JOHN HANCOCK TRUST

                                INDEX TO EXHIBITS

EXHIBIT
 NUMBER                           DESCRIPTION OF EXHIBIT
-------                           ----------------------
   4      Agreement and Plan of Reorganization (filed herewith as Appendix A to the Proxy Statement/Prospectus).

  6(e)    Form of Subadvisory Agreement between the Adviser and Blackrock
          Advisors, Inc.

6(e)(1)   Form of Amendment to Subadvisory Agreement between the Adviser and
          Blackrock Advisors, Inc.

   11 Opinion and Consent of Betsy Anne Seel, Esq., regarding legality of issuance of shares and other matters.

 14(a)    Consent of PricewaterhouseCoopers LLP

 16(a)    Power of Attorney for all Trustees